Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.4%
Cayman Islands - 0.1%
HGI CRE CLO Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.00%, 1.10% (A), 09/19/2026 (B)	$ 1,300,000	$ 1,300,005

Ireland - 0.0% (C)
Small Business Origination Loan Trust DAC
Series 2019-2, Class A,
1-Month GBP LIBOR + 1.20%, 1.25% (A), 03/15/2028 (D)	GBP 60,137	81,055

United States - 0.3%
American Credit Acceptance Receivables Trust
Series 2020-2, Class C,
3.88%, 04/13/2026 (B)	$ 700,000	729,951
American Homes 4 Rent Trust
Series 2014-SFR3, Class C,
4.60%, 12/17/2036 (B)	225,000	239,793
Exeter Automobile Receivables Trust
Series 2018-2A, Class D,
4.04%, 03/15/2024 (B)	723,115	739,610
Flagship Credit Auto Trust
Series 2020-2, Class C,
3.80%, 04/15/2026 (B)	500,000	521,273
Navient Private Education Loan Trust
Series 2014-AA, Class A3,
1-Month LIBOR + 1.60%, 1.68% (A), 10/15/2031 (B)	421,000	428,694
SLM Private Education Loan Trust
Series 2010-C, Class A5,
1-Month LIBOR + 4.75%, 4.83% (A), 10/15/2041 (B)	1,143,000	1,280,146
SMB Private Education Loan Trust
Series 2019-A, Class A2A,
3.44%, 07/15/2036 (B)	234,095	244,108

		4,183,575

Total Asset-Backed Securities (Cost $5,373,961)		5,564,635

CONVERTIBLE BONDS - 0.0% (C)
India - 0.0% (C)
REI Agro Ltd.
5.50%, 11/13/2014 (D) (E) (F) (G)	259,000	2,489
5.50%, 11/13/2014 (B) (F) (G)	697,000	6,698

		9,187

Netherlands - 0.0% (C)
Bio City Development Co. BV
8.00%, 07/06/2021 (F) (G) (H) (I)	2,400,000	192,000

Total Convertible Bonds (Cost $2,277,010)		201,187

	Principal	Value
CORPORATE DEBT SECURITIES - 11.2%
Australia - 0.6%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (A), 11/25/2035 (B)	$ 1,250,000	$ 1,212,280
National Australia Bank Ltd.
0.63%, 08/30/2023 (D)	EUR 450,000	531,179
NBN Co. Ltd.
2.63%, 05/05/2031 (B)	$ 1,425,000	1,444,060
Quintis Australia Pty Ltd.
PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028 (B) (E) (H) (I) (J)	3,336,317	3,336,317
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (B) (E) (H) (I) (J)	219,132	219,132
Transurban Finance Co. Pty Ltd.
2.00%, 08/28/2025 (D)	EUR 1,050,000	1,303,121
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (A), 11/15/2035	$ 1,250,000	1,222,556

		9,268,645

Belgium - 0.1%
Anheuser-Busch InBev SA
2.75%, 03/17/2036 (D)	EUR 1,470,000	2,033,177

Bermuda - 0.1%
Ooredoo International Finance Ltd.
2.63%, 04/08/2031 (B)	$ 810,000	824,774

Canada - 0.1%
Enbridge, Inc.
2.50%, 01/15/2025	1,775,000	1,848,377

Cayman Islands - 0.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/2031 (K)	950,000	912,077

Colombia - 0.2%
Ecopetrol SA
5.88%, 09/18/2023	2,150,000	2,315,550

France - 0.7%
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025	EUR 1,000,000	1,193,056
1.25%, 12/05/2025 (D)	GBP 1,500,000	2,025,822
BNP Paribas SA
1.13%, 06/11/2026 (D) (K)	EUR 1,000,000	1,205,877
BPCE SA
5.15%, 07/21/2024 (B)	$ 1,800,000	1,988,691
Orange SA
Fixed until 10/01/2026 (L), 5.00% (A) (D)	EUR 1,360,000	1,870,735
TotalEnergies SE
Fixed until 05/05/2023 (L), 2.71% (A) (D)	1,570,000	1,877,903

		10,162,084

Germany - 0.2%
Kreditanstalt fuer Wiederaufbau
1.13%, 09/15/2032 (D)	2,070,000	2,667,655

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048 (D) (K)	$ 1,250,000	$ 1,656,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/2050 (D)	410,000	393,087

		2,049,337

Ireland - 0.1%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	1,575,000	1,886,526

Japan - 0.1%
NTT Finance Corp.
1.59%, 04/03/2028 (B)	2,275,000	2,250,282

Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (B)	1,575,000	1,550,549

Luxembourg - 0.1%
Medtronic Global Holdings SCA
1.13%, 03/07/2027	EUR 1,740,000	2,119,675

Malaysia - 0.2%
Petronas Capital Ltd.
3.50%, 03/18/2025 (D)	$ 2,150,000	2,303,175

Netherlands - 0.4%
ASR Nederland NV
Fixed until 09/30/2024 (L), 5.00% (A) (D) (K)	EUR 1,350,000	1,763,153
Fixed until 09/30/2024 (L), 5.00% (A) (D)	120,000	156,725
Cooperatieve Rabobank UA
3.95%, 11/09/2022	$ 1,400,000	1,453,182
Shell International Finance BV
3.25%, 05/11/2025	675,000	728,894
Upjohn Finance BV
1.91%, 06/23/2032 (D) (K)	EUR 1,400,000	1,718,294

		5,820,248

Republic of Korea - 0.1%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (B)	$ 2,190,000	2,131,029

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
3.50%, 04/16/2029 (D)	1,660,000	1,785,360

Singapore - 0.1%
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/2026 (D)	1,400,000	1,476,571

Spain - 0.4%
Banco Santander SA
3.13%, 01/19/2027 (D)	EUR 1,400,000	1,834,225
5.18%, 11/19/2025	$ 1,600,000	1,816,353
CaixaBank SA
0.75%, 04/18/2023 (D)	EUR 1,600,000	1,882,495

		5,533,073

Switzerland - 0.2%
UBS Group AG
3.49%, 05/23/2023 (B)	$ 1,875,000	1,911,434
4.13%, 09/24/2025 (B)	1,090,000	1,203,776

		3,115,210

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom - 0.7%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (A), 11/13/2026 (D)	GBP 1,514,000	$ 2,089,457
Fixed until 05/24/2031, 2.80% (A), 05/24/2032	$ 1,000,000	1,012,713
Fixed until 03/13/2022, 3.26% (A), 03/13/2023	562,000	569,065
Fixed until 05/22/2029, 3.97% (A), 05/22/2030	725,000	800,190
Lloyds Banking Group PLC
2.25%, 10/16/2024 (D)	GBP 1,520,000	2,115,818
NGG Finance PLC
Fixed until 06/18/2025, 5.63% (A), 06/18/2073 (D)	1,360,000	2,028,879
Western Power Distribution West Midlands PLC
5.75%, 04/16/2032 (D)	750,000	1,356,199

		9,972,321

United States - 6.4%
7-Eleven, Inc.
1.30%, 02/10/2028 (B)	$ 1,600,000	1,536,792
AbbVie, Inc.
3.45%, 03/15/2022	1,105,000	1,114,833
Altria Group, Inc.
2.45%, 02/04/2032	825,000	788,256
American Tower Corp.
2.40%, 03/15/2025	1,425,000	1,481,562
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	1,891,941
2.90%, 12/04/2026	GBP 1,200,000	1,723,646
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (A), 06/19/2026	$ 2,475,000	2,474,582
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	975,000	994,319
4.00%, 01/22/2025	2,559,000	2,780,339
4.13%, 01/22/2024	1,286,000	1,389,981
BAT Capital Corp.
3.56%, 08/15/2027	1,675,000	1,803,794
Boeing Co.
5.15%, 05/01/2030	1,050,000	1,229,760
BP Capital Markets America, Inc.
3.12%, 05/04/2026	1,350,000	1,458,004
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	325,000	333,901
3.30%, 09/15/2051	175,000	188,176
4.55%, 09/01/2044	225,000	283,251
Capital One Financial Corp.
3.30%, 10/30/2024	1,925,000	2,064,887
Centene Corp.
4.25%, 12/15/2027	98,000	102,572
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032	1,925,000	1,836,944
Chubb INA Holdings, Inc.
0.88%, 06/15/2027	EUR 1,000,000	1,199,332
Cigna Corp.
2.38%, 03/15/2031	$ 450,000	453,255
3.05%, 10/15/2027	775,000	835,821
Citigroup, Inc.
Fixed until 05/01/2031, 2.56% (A), 05/01/2032	1,475,000	1,490,219
5.50%, 09/13/2025	1,550,000	1,788,084

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Comcast Corp.
2.89%, 11/01/2051 (B)	$ 50,000	$ 47,807
2.94%, 11/01/2056 (B)	250,000	236,147
3.70%, 04/15/2024	2,125,000	2,284,991
Crown Castle International Corp.
3.30%, 07/01/2030	1,375,000	1,464,133
CVS Health Corp.
1.88%, 02/28/2031	600,000	578,960
3.75%, 04/01/2030	475,000	527,180
Daimler Finance North America LLC
0.75%, 03/01/2024 (B)	2,000,000	2,003,478
Deere & Co.
3.10%, 04/15/2030	550,000	597,661
Emerson Electric Co.
1.25%, 10/15/2025	EUR 1,570,000	1,908,449
Energy Transfer LP
2.90%, 05/15/2025	$ 825,000	864,472
4.05%, 03/15/2025	324,000	349,418
Enterprise Products Operating LLC
3.35%, 03/15/2023	954,000	988,091
3.90%, 02/15/2024	228,000	243,273
Exxon Mobil Corp.
3.45%, 04/15/2051	250,000	266,056
Fox Corp.
4.71%, 01/25/2029	1,250,000	1,454,936
General Electric Co.
4.35%, 05/01/2050	470,000	566,164
General Motors Financial Co., Inc.
4.30%, 07/13/2025	1,675,000	1,837,674
Georgia-Pacific LLC
2.30%, 04/30/2030 (B) (K)	1,475,000	1,500,153
Global Payments, Inc.
1.20%, 03/01/2026	625,000	618,258
Goldman Sachs Group, Inc.
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	1,824,000	1,853,710
4.80%, 07/08/2044	100,000	127,629
International Business Machines Corp.
3.50%, 05/15/2029	1,375,000	1,518,114
JPMorgan Chase & Co.
Fixed until 02/04/2031, 1.95% (A), 02/04/2032	4,075,000	3,926,628
Fixed until 04/22/2025, 2.08% (A), 04/22/2026	1,150,000	1,182,083
Fixed until 04/22/2031, 2.58% (A), 04/22/2032	1,365,000	1,382,729
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	1,125,000	1,168,463
Level 3 Financing, Inc.
3.40%, 03/01/2027 (B)	1,700,000	1,790,695
Lowe’s Cos., Inc.
1.30%, 04/15/2028	700,000	680,373
1.70%, 10/15/2030	1,125,000	1,074,353
McDonald’s Corp.
3.50%, 07/01/2027	1,095,000	1,209,141
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/2029	2,525,000	2,640,535
NIKE, Inc.
2.85%, 03/27/2030	900,000	966,800
NRG Energy, Inc.
5.25%, 06/15/2029 (B)	30,000	31,913
5.75%, 01/15/2028	33,000	35,104
6.63%, 01/15/2027	35,000	36,258
NVIDIA Corp.
2.85%, 04/01/2030	450,000	481,727
3.50%, 04/01/2050	350,000	391,169

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ONEOK Partners LP
4.90%, 03/15/2025	$ 742,000	$ 822,577
ONEOK, Inc.
2.75%, 09/01/2024	435,000	455,854
Oracle Corp.
2.80%, 04/01/2027	1,371,000	1,451,701
2.88%, 03/25/2031	1,275,000	1,313,056
Pacific Gas & Electric Co.
2.50%, 02/01/2031	550,000	522,598
PepsiCo, Inc.
2.63%, 04/28/2026	EUR 1,410,000	1,830,040
Prologis Finance LLC
1.88%, 01/05/2029	950,000	1,212,963
Synchrony Bank
3.00%, 06/15/2022	$ 1,975,000	2,007,411
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,550,000	1,562,944
2.25%, 11/15/2031	1,250,000	1,224,221
Union Pacific Corp.
3.95%, 09/10/2028	850,000	962,500
Verizon Communications, Inc.
1.38%, 10/27/2026	EUR 1,630,000	2,004,916
1.45%, 03/20/2026	$ 775,000	782,177
2.99%, 10/30/2056	1,025,000	951,741
3.40%, 03/22/2041	875,000	911,907
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	52,000	53,690
5.50%, 09/01/2026 (B)	40,000	41,098
5.63%, 02/15/2027 (B)	992,000	1,026,780
Vontier Corp.
2.40%, 04/01/2028 (B)	925,000	910,940
Walt Disney Co.
2.65%, 01/13/2031 (K)	2,025,000	2,113,339
Wells Fargo & Co.
Fixed until 04/30/2040, 3.07% (A), 04/30/2041	726,000	744,418
3.75%, 01/24/2024	679,000	725,819
Williams Cos., Inc.
3.70%, 01/15/2023	1,198,000	1,237,252

		94,948,918

Total Corporate Debt Securities (Cost $163,442,910)		166,974,613

FOREIGN GOVERNMENT OBLIGATIONS - 30.7%
Australia - 1.2%
Australia Government Bond
0.25%, 11/21/2025 (D)	AUD 9,950,000	7,094,857
2.50%, 05/21/2030 (D)	4,710,000	3,724,810
3.25%, 04/21/2025 (D)	9,840,000	7,816,555

		18,636,222

Austria - 0.2%
Republic of Austria Government Bond
4.15%, 03/15/2037 (D)	EUR 1,340,000	2,462,579

Belgium - 0.4%
Kingdom of Belgium Government Bond
1.70%, 06/22/2050 (D)	1,030,000	1,434,202
1.90%, 06/22/2038 (D)	3,490,000	4,941,668

		6,375,870

Brazil - 2.4%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2024 (M)	BRL 240,000,000	35,574,075

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 1.5%
Canada Government Bond
1.25%, 06/01/2030	CAD 9,420,000	$ 7,336,504
Province of British Columbia
2.20%, 06/18/2030	3,700,000	2,987,308
Province of Ontario
2.05%, 06/02/2030	3,930,000	3,120,043
2.30%, 06/15/2026 (K)	$ 2,690,000	2,836,908
Province of Quebec
1.35%, 05/28/2030	2,890,000	2,809,025
1.90%, 09/01/2030	CAD 3,930,000	3,087,194

		22,176,982

China - 8.9%
Agricultural Development Bank of China
2.25%, 04/22/2025	CNY 10,000,000	1,512,992
3.79%, 10/26/2030	9,000,000	1,440,231
China Development Bank
3.34%, 07/14/2025	10,000,000	1,568,515
3.70%, 10/20/2030	19,000,000	3,028,378
China Government Bond
3.02%, 05/27/2031	245,310,000	38,420,758
3.27%, 11/19/2030	458,660,000	72,857,252
3.27%, 11/19/2030	CNH 49,000,000	7,783,555
3.81%, 09/14/2050	CNY 26,000,000	4,269,389
Export-Import Bank of China
2.93%, 03/02/2025	10,000,000	1,546,880

		132,427,950

Colombia - 0.0% (C)
Colombia TES
Series B,
7.75%, 09/18/2030	COP 1,816,200,000	486,455

Denmark - 0.1%
Denmark Government Bond
0.50%, 11/15/2029 (D)	DKK 6,540,000	1,066,590

Finland - 0.1%
Finland Government Bond
1.13%, 04/15/2034 (D)	EUR 900,000	1,164,268

France - 1.8%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (D)	1,600,000	2,082,717
French Republic Government Bond OAT
Zero Coupon, 11/25/2029 (D)	17,600,000	20,469,118
1.50%, 05/25/2050 (D)	2,050,000	2,748,610
SNCF Reseau
1.88%, 03/30/2034 (D) (K)	1,100,000	1,475,697

		26,776,142

Germany - 0.5%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 05/15/2036 - 08/15/2050 (D)	1,390,000	1,534,372
0.25%, 02/15/2029 (D)	1,020,000	1,238,960
4.25%, 07/04/2039 (D)	2,390,000	4,843,664

		7,616,996

Greece - 2.6%
Hellenic Republic Government Bond
0.75%, 06/18/2031 (D) (M)	33,432,000	38,353,999

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary - 0.0% (C)
Hungary Government Bond
3.00%, 08/21/2030	HUF 90,180,000	$ 288,646

Indonesia - 0.3%
Indonesia Government International Bond
1.75%, 04/24/2025	EUR 1,890,000	2,287,028
Indonesia Treasury Bond
8.25%, 05/15/2029	IDR 14,656,000,000	1,153,024
8.38%, 03/15/2034	12,964,000,000	1,024,892

		4,464,944

Ireland - 0.1%
Ireland Government Bond
0.20%, 10/18/2030 (D)	EUR 1,210,000	1,416,486

Italy - 1.1%
Italy Buoni Poliennali del Tesoro
1.40%, 05/26/2025 (D)	706,405	896,562
1.65%, 12/01/2030 (D)	530,000	661,075
1.75%, 07/01/2024 (D)	4,535,000	5,539,149
1.85%, 07/01/2025 (D)	1,800,000	2,234,539
2.45%, 09/01/2050 (D)	3,740,000	4,968,893
Republic of Italy Government International Bond
0.88%, 05/06/2024	$ 2,080,000	2,074,577

		16,374,795

Japan - 4.8%
Japan Government Five Year Bond
0.10%, 12/20/2023	JPY 926,000,000	8,359,751
Japan Government Ten Year Bond
0.10%, 06/20/2026 - 03/20/2030	3,890,000,000	35,247,904
Japan Government Thirty Year Bond
0.40%, 09/20/2049	875,000,000	7,373,287
1.70%, 06/20/2033	858,000,000	9,100,451
Japan Government Twenty Year Bond
0.40%, 03/20/2040	773,000,000	6,937,657
0.60%, 06/20/2037	488,000,000	4,589,248

		71,608,298

Malaysia - 0.1%
Malaysia Government Bond
3.89%, 08/15/2029	MYR 7,100,000	1,754,584

Mexico - 0.3%
Mexico Bonos
Series M,
8.50%, 05/31/2029	MXN 48,961,100	2,537,016
Mexico Government International Bond
4.50%, 04/22/2029	$ 1,400,000	1,572,312

		4,109,328

Netherlands - 0.4%
Nederlandse Waterschapsbank NV
1.00%, 05/28/2030 (B)	1,129,000	1,073,736
Netherlands Government Bond
Zero Coupon, 07/15/2030 (D)	EUR 2,820,000	3,310,645
2.75%, 01/15/2047 (D)	660,000	1,229,844

		5,614,225

Norway - 0.0% (C)
Norway Government Bond
1.38%, 08/19/2030 (D)	NOK 2,690,000	302,777

Transamerica Series Trust	Page 4

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.1%
Republic of Poland Government Bond
0.25%, 10/25/2026	PLN 4,400,000	$ 1,038,255

Portugal - 0.2%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/2027 (D)	EUR 1,890,000	2,308,526

Republic of Korea - 0.5%
Export-Import Bank of Korea
0.63%, 02/09/2026	$ 1,710,000	1,668,566
Korea Development Bank
0.80%, 07/19/2026	2,440,000	2,390,528
Korea Electric Power Corp.
1.13%, 06/15/2025 (B)	2,650,000	2,634,686
Korea International Bond
2.00%, 06/19/2024 (K)	1,260,000	1,307,691

		8,001,471

Russian Federation - 0.1%
Russian Federation Federal Bond - OFZ
7.95%, 10/07/2026	RUB 67,640,000	960,416

Spain - 0.8%
Spain Government Bond
0.60%, 10/31/2029 (D)	EUR 2,980,000	3,569,226
1.60%, 04/30/2025 (D)	5,190,000	6,449,498
2.70%, 10/31/2048 (D)	1,032,000	1,589,843
3.45%, 07/30/2066 (D)	340,000	603,906

		12,212,473

Supranational - 0.9%
Africa Finance Corp.
4.38%, 04/17/2026 (D)	$ 1,450,000	1,587,750
Asian Development Bank
2.13%, 05/19/2031	NZD 950,000	631,127
European Investment Bank
Zero Coupon, 01/14/2031 (D)	EUR 2,700,000	3,128,915
0.05%, 05/24/2024 (D)	2,620,000	3,081,559
International Bank for Reconstruction & Development
SOFR + 0.43%, 0.48% (A), 08/19/2027	$ 4,640,000	4,663,385

		13,092,736

Sweden - 0.1%
Sweden Government Bond
0.75%, 05/12/2028	SEK 11,270,000	1,335,568

United Arab Emirates - 0.0% (C)
Abu Dhabi Government International Bond
3.13%, 04/16/2030 (B)	$ 378,000	410,243

United Kingdom - 1.2%
U.K. Gilt
0.38%, 10/22/2030 (D)	GBP 2,250,000	2,876,031
0.63%, 10/22/2050 (D)	1,760,000	1,939,825
1.63%, 10/22/2028 (D)	3,080,000	4,395,165
3.50%, 01/22/2045 (D)	3,000,000	5,733,619
4.25%, 09/07/2039 (D)	1,690,000	3,344,038

		18,288,678

Total Foreign Government Obligations (Cost $465,434,284)		456,700,577

	Principal	Value
LOAN ASSIGNMENTS - 0.0% (C)
United States - 0.0% (C)
Fieldwood Energy LLC
1st Lien Term Loan,
TBD, 04/11/2022 (F) (G) (N)	$ 249,657	$ 132,006
2nd Lien Term Loan,
TBD, 04/11/2023 (F) (G) (N)	337,037	32,861

Total Loan Assignments (Cost $586,694)		164,867

MORTGAGE-BACKED SECURITIES - 0.9%
Ireland - 0.1%
Glenbeigh 2 Issuer DAC
Series 2021-2A, Class A,
3-Month EURIBOR + 0.75%, 0.00% (A), 06/24/2050 (B)	EUR 1,500,000	1,747,329

United Kingdom - 0.3%
Harben Finance PLC
Series 2017-1X, Class B,
3-Month GBP LIBOR + 1.20%, 1.27% (A), 08/20/2056 (D)	GBP 1,271,000	1,716,222
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C,
3-Month GBP LIBOR + 2.10%, 2.18% (A), 04/17/2044 (D)	1,523,358	2,059,459

		3,775,681

United States - 0.5%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A,
2.85%, 08/14/2034 (B)	$ 1,000,000	1,043,096
BX Trust
Series 2019-OC11, Class D,
4.08% (A), 12/09/2041 (B)	576,000	608,202
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (A), 03/25/2065 (B)	357,298	358,993
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1,
3.57%, 02/15/2036 (B)	832,726	885,748
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A3,
2.50% (A), 08/25/2051 (B)	1,487,015	1,508,565
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class LNC3,
4.91% (A), 12/15/2046 (B)	929,493	988,765
OBX Trust
Series 2020-EXP1, Class 1A8,
3.50% (A), 02/25/2060 (B)	337,280	345,688
Olympic Tower Mortgage Trust
Series 2017-OT, Class A,
3.57%, 05/10/2039 (B)	1,400,000	1,495,291

		7,234,348

Total Mortgage-Backed Securities (Cost $12,703,573)		12,757,358

Transamerica Series Trust	Page 5

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050	$ 1,673,750	$ 1,726,491
3.00%, 06/01/2050	854,221	897,476
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.63% (A), 01/25/2027 (O)	0	0
Federal National Mortgage Association
3.50%, 01/01/2051	8,231,205	8,708,364
Uniform Mortgage-Backed Security
2.00%, TBA (P)	7,700,000	7,684,360
2.50%, TBA (P)	22,000,000	22,574,062
3.00%, TBA (P)	13,000,000	13,582,518

Total U.S. Government Agency Obligations (Cost $55,422,178)		55,173,271

U.S. GOVERNMENT OBLIGATIONS - 4.9%
U.S. Treasury - 4.9%
U.S. Treasury Bond
1.13%, 05/15/2040	9,770,000	8,426,625
1.25%, 05/15/2050	2,330,000	1,900,406
2.38%, 11/15/2049	5,000,000	5,307,031
2.50%, 02/15/2045	11,510,000	12,402,475
2.75%, 08/15/2047	1,500,000	1,698,340
U.S. Treasury Note
0.50%, 04/30/2027	14,240,000	13,769,969
1.75%, 05/15/2023 (K)	16,640,000	17,054,050
2.13%, 05/15/2025 (K)	10,900,000	11,452,664

Total U.S. Government Obligations (Cost $75,238,141)		72,011,560

	Shares	Value
COMMON STOCKS - 39.6%
Argentina - 0.0% (C)
MercadoLibre, Inc. (G)	337	565,958

Australia - 1.1%
Afterpay Ltd. (G)	2,955	256,716
AGL Energy Ltd.	8,779	36,254
Ampol Ltd.	3,208	64,024
APA Group	16,357	101,884
Aristocrat Leisure Ltd.	7,914	263,192
ASX Ltd.	2,677	154,558
Aurizon Holdings Ltd.	25,560	69,202
AusNet Services Ltd.	26,132	47,300
Australia & New Zealand Banking Group Ltd.	39,320	789,646
BHP Group Ltd. (K)	40,854	1,091,122
BHP Group PLC	26,659	671,656
BlueScope Steel Ltd.	6,921	100,282
Brambles Ltd.	19,906	153,066
Cochlear Ltd.	888	138,939
Coles Group Ltd.	18,358	222,994
Commonwealth Bank of Australia	25,074	1,860,750
Computershare Ltd.	7,545	97,565
Crown Resorts Ltd. (G)	5,156	35,295
CSL Ltd.	6,181	1,291,403
Dexus, REIT	15,120	116,372
Domino’s Pizza Enterprises Ltd.	884	101,110
Endeavour Group Ltd.	18,049	90,319
Evolution Mining Ltd.	24,765	62,619
Fortescue Metals Group Ltd.	23,480	250,109

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Goodman Group, REIT	22,940	$ 352,979
GPT Group, REIT	26,817	96,592
Insurance Australia Group Ltd.	34,351	119,963
Lendlease Corp. Ltd.	9,597	73,786
Macquarie Group Ltd.	4,726	610,581
Magellan Financial Group Ltd.	2,132	53,515
Medibank Pvt Ltd.	37,379	95,437
Mirvac Group, REIT	54,742	116,122
National Australia Bank Ltd.	45,446	896,241
Newcrest Mining Ltd.	11,163	185,057
Northern Star Resources Ltd.	14,991	91,815
Oil Search Ltd.	27,265	84,848
Orica Ltd.	5,621	54,902
Origin Energy Ltd.	24,409	81,892
Qantas Airways Ltd. (G)	12,785	51,562
QBE Insurance Group Ltd.	20,509	168,957
Quintis Pty Ltd. (E) (H) (I)	1,725,383	1
Ramsay Health Care Ltd.	2,462	122,008
REA Group Ltd.	730	82,220
Reece Ltd.	3,930	53,002
Rio Tinto Ltd.	5,200	370,193
Santos Ltd.	25,814	132,220
Scentre Group, REIT	71,544	152,272
SEEK Ltd. (K)	4,544	99,892
Sonic Healthcare Ltd.	6,183	178,684
South32 Ltd.	66,466	164,938
Stockland, REIT	32,741	103,827
Suncorp Group Ltd.	17,590	156,410
Sydney Airport (G)	18,049	105,999
Tabcorp Holdings Ltd.	30,778	106,941
Telstra Corp. Ltd.	57,062	159,893
Transurban Group	37,759	380,553
Treasury Wine Estates Ltd.	9,600	84,653
Vicinity Centres, REIT	53,338	63,058
Washington H Soul Pattinson & Co. Ltd. (K)	1,479	41,103
Wesfarmers Ltd.	15,451	614,539
Westpac Banking Corp.	50,767	938,859
WiseTech Global Ltd.	2,011	76,264
Woodside Petroleum Ltd.	13,726	234,705
Woolworths Group Ltd.	17,206	483,287

		16,106,147

Austria - 0.0% (C)
Erste Group Bank AG	3,723	163,474
OMV AG	1,953	117,601
Raiffeisen Bank International AG	1,963	51,341
Verbund AG	877	88,695
voestalpine AG	1,523	56,258

		477,369

Belgium - 0.1%
Ageas SA	2,390	118,354
Anheuser-Busch InBev SA	10,340	586,458
Elia Group SA	416	49,712
Etablissements Franz Colruyt NV	736	37,545
Groupe Bruxelles Lambert SA	912	100,316
Groupe Bruxelles Lambert SA (H) (K)	614	67,706
KBC Group NV	3,418	308,319
Proximus SADP	2,072	41,117
Sofina SA	208	82,647
Solvay SA	1,007	124,916
UCB SA	1,713	191,817
Umicore SA	2,696	159,494

		1,868,401

Transamerica Series Trust	Page 6

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Bermuda - 0.0% (C)
Arch Capital Group Ltd. (G)	2,663	$ 101,673
Athene Holding Ltd., Class A (G)	907	62,465
Everest Re Group Ltd.	290	72,726
RenaissanceRe Holdings Ltd.	294	40,984

		277,848

Canada - 1.7%
Agnico Eagle Mines Ltd.	3,299	171,149
Air Canada (G) (K)	2,196	40,102
Algonquin Power & Utilities Corp. (K)	8,057	118,126
Alimentation Couche-Tard, Inc., Class B	11,429	437,272
AltaGas Ltd. (K)	3,812	75,211
Atco Ltd., Class I	1,064	34,131
B2Gold Corp.	14,320	48,954
Ballard Power Systems, Inc. (G) (K)	3,226	45,285
Bank of Montreal	8,754	873,949
Bank of Nova Scotia	16,268	1,001,305
Barrick Gold Corp.	23,984	433,060
BCE, Inc.	1,013	50,746
Blackberry Ltd. (G) (K)	7,181	69,905
Brookfield Asset Management, Inc., Class A	17,258	924,760
CAE, Inc. (G)	3,858	115,259
Cameco Corp.	5,346	116,155
Canadian Apartment Properties, REIT	1,178	54,975
Canadian Imperial Bank of Commerce	5,968	664,368
Canadian National Railway Co. (K)	9,541	1,105,659
Canadian Natural Resources Ltd.	15,830	578,784
Canadian Pacific Railway Ltd. (K)	8,928	583,006
Canadian Tire Corp. Ltd., Class A	803	112,367
Canadian Utilities Ltd., Class A	1,814	48,880
Canopy Growth Corp. (G) (K)	3,064	42,455
CCL Industries, Inc., Class B	2,009	104,051
Cenovus Energy, Inc.	17,653	177,979
CGI, Inc. (G)	3,046	258,739
Constellation Software, Inc.	282	461,989
Dollarama, Inc.	4,025	174,588
Emera, Inc. (K)	3,421	154,925
Empire Co. Ltd., Class A	2,267	69,087
Enbridge, Inc.	27,248	1,085,531
Fairfax Financial Holdings Ltd.	380	153,401
First Quantum Minerals Ltd.	7,913	146,502
FirstService Corp.	552	99,801
Fortis, Inc.	6,233	276,514
Franco-Nevada Corp.	2,571	334,011
George Weston Ltd. (K)	1,066	114,983
GFL Environmental, Inc. (K)	2,099	78,037
Gildan Activewear, Inc.	2,677	97,814
Great-West Lifeco, Inc.	3,796	115,504
Hydro One Ltd. (B)	4,500	106,371
iA Financial Corp., Inc.	1,498	84,988
IGM Financial, Inc. (K)	1,167	41,692
Imperial Oil Ltd. (K)	3,496	110,489
Intact Financial Corp.	2,118	280,059
Inter Pipeline Ltd. (K)	5,306	83,574
Ivanhoe Mines Ltd., Class A (G) (K)	8,153	52,139
Keyera Corp. (K)	2,993	75,309
Kinross Gold Corp.	16,911	90,657
Kirkland Lake Gold Ltd. (K)	3,602	150,041
Lightspeed Commerce, Inc. (G) (K)	1,349	130,171
Loblaw Cos. Ltd.	2,331	159,964
Lululemon Athletica, Inc. (G)	865	350,066
Lundin Mining Corp.	8,874	63,826
Magna International, Inc.	3,896	293,200
Manulife Financial Corp.	26,158	503,499

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Metro, Inc.	3,372	$ 164,766
National Bank of Canada (K)	4,613	354,297
Northland Power, Inc. (K)	3,018	94,834
Nutrien Ltd.	7,669	497,764
Nuvei Corp. (B) (G)	792	90,730
Onex Corp.	1,073	75,854
Open Text Corp.	3,718	181,468
Pan American Silver Corp. (K)	2,843	66,193
Parkland Corp. (K)	2,003	56,282
Pembina Pipeline Corp. (K)	7,397	234,478
Power Corp. of Canada (K)	7,542	248,601
Quebecor, Inc., Class B	2,282	55,149
Restaurant Brands International, Inc. (K)	3,744	229,381
RioCan, REIT	2,079	35,520
Ritchie Bros Auctioneers, Inc. (K)	1,538	94,908
Rogers Communications, Inc., Class B	4,860	226,961
Royal Bank of Canada	19,231	1,913,535
Saputo, Inc.	3,351	85,217
Shaw Communications, Inc., Class B	6,240	181,396
Shopify, Inc., Class A (G)	1,572	2,133,755
Sun Life Financial, Inc. (K)	7,989	411,245
Suncor Energy, Inc.	20,545	425,953
TC Energy Corp. (K)	12,656	609,119
Teck Resources Ltd., Class B	6,285	156,455
TELUS Corp.	5,790	127,265
Thomson Reuters Corp. (K)	2,335	258,185
TMX Group Ltd.	788	84,978
Toromont Industries Ltd.	1,154	96,331
Toronto-Dominion Bank	24,516	1,622,980
West Fraser Timber Co. Ltd. (K)	1,184	99,723
Wheaton Precious Metals Corp.	6,090	229,252
WSP Global, Inc. (K)	1,592	190,623
Yamana Gold, Inc.	13,095	51,694

		25,610,256

Chile - 0.0% (C)
Antofagasta PLC	5,296	96,243

China - 0.6%
Alibaba Group Holding Ltd. (G)	141,000	2,610,466
Baidu, Inc., Class A (G)	17,400	334,577
BYD Co. Ltd., H Shares	11,579	359,903
Dongfeng Motor Group Co. Ltd., H Shares (G)	34,052	30,323
Great Wall Motor Co. Ltd., H Shares	42,320	155,718
Guangzhou Automobile Group Co. Ltd., H Shares	37,104	32,605
Kuaishou Technology (B) (G) (K)	22,900	244,405
Meituan, Class B (B) (G)	40,300	1,286,433
NetEase, Inc.	22,600	382,401
Tencent Holdings Ltd.	60,700	3,623,712
Yadea Group Holdings Ltd. (B)	13,248	21,639

		9,082,182

Denmark - 0.4%
Ambu A/S, B Shares	2,335	69,050
AP Moller - Maersk A/S, Class A	43	110,813
AP Moller - Maersk A/S, Class B	82	221,981
Carlsberg AS, Class B	1,396	227,748
Chr Hansen Holding A/S	1,449	118,357
Coloplast A/S, Class B	1,601	250,336
Danske Bank A/S	9,536	160,645
Demant A/S (G)	1,445	72,815
DSV A/S	2,729	653,223
Genmab A/S (G)	890	388,860
GN Store Nord A/S	1,702	117,716

Transamerica Series Trust	Page 7

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Novo Nordisk A/S, Class B	22,912	$ 2,208,476
Novozymes A/S, B Shares	2,822	193,452
Orsted AS (B)	2,558	337,182
Pandora A/S	1,348	163,647
ROCKWOOL International A/S, B Shares	115	49,115
Tryg A/S	4,895	110,964
Vestas Wind Systems A/S	13,877	556,593

		6,010,973

Finland - 0.2%
Elisa OYJ	1,974	122,652
Fortum OYJ	6,155	186,903
Kesko OYJ, B Shares	3,787	130,626
Kone OYJ, Class B	4,704	330,448
Neste OYJ	5,871	331,197
Nokia OYJ (G)	74,794	412,512
Nordea Bank Abp	44,505	573,504
Orion OYJ, Class B	1,476	58,436
Sampo OYJ, A Shares	6,945	343,366
Stora Enso OYJ, R Shares	8,130	135,417
UPM-Kymmene OYJ	7,457	263,935
Wartsila OYJ Abp (K)	6,653	79,233

		2,968,229

France - 3.0%
Accor SA (G)	27,096	966,168
Aeroports de Paris (G) (K)	10,399	1,324,425
Air Liquide SA	6,539	1,047,287
Airbus SE (G)	8,239	1,092,292
Alstom SA	3,838	145,586
Amundi SA (B)	845	71,070
Arkema SA	849	111,955
Atos SE	1,395	74,105
AXA SA	27,105	751,168
BioMerieux	572	65,086
BNP Paribas SA (K)	15,888	1,016,525
Bollore SA	12,190	70,395
Bouygues SA	3,172	131,217
Bureau Veritas SA	4,072	125,667
Capgemini SE	2,220	460,376
Carrefour SA	8,493	152,207
Cie de Saint-Gobain	7,024	472,694
Cie Generale des Etablissements Michelin SCA	2,343	359,277
CNP Assurances	2,410	38,037
Covivio, REIT	732	61,515
Credit Agricole SA	16,473	226,429
Danone SA	9,028	615,510
Dassault Aviation SA	350	39,343
Dassault Systemes SE	9,087	478,208
Edenred	3,436	184,968
Eiffage SA	44,173	4,464,427
Electricite de France SA	6,461	81,190
Engie SA	25,396	332,261
EssilorLuxottica SA	3,946	754,053
Eurazeo SE	551	51,630
Faurecia SE	2,109	99,393
Gecina SA, REIT	643	86,507
Getlink SE	6,097	95,245
Hermes International	437	602,944
Iliad SA (H)	205	43,149
Ipsen SA	520	49,551
Kering SA	1,056	750,035
Klepierre SA, REIT (G)	2,928	65,480
L’Oreal SA	3,493	1,445,417
La Francaise DES Jeux SAEM (B)	1,329	68,333

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Legrand SA	3,710	$ 397,525
LVMH Moet Hennessy Louis Vuitton SE	3,869	2,771,224
Orange SA	27,721	299,799
Orpea SA	726	84,413
Pernod Ricard SA	2,922	644,193
Publicis Groupe SA	3,088	207,445
Remy Cointreau SA	315	61,117
Renault SA (G)	2,691	95,468
Safran SA	4,799	606,980
Sanofi	15,619	1,503,548
Sartorius Stedim Biotech	376	210,111
Schneider Electric SE	7,398	1,232,166
SCOR SE	2,205	63,495
SEB SA	384	54,023
Societe Generale SA	11,498	360,058
Sodexo SA (G)	1,241	108,458
Suez SA	4,777	108,926
Teleperformance	811	318,994
Thales SA	1,493	144,755
TotalEnergies SE	34,841	1,665,328
Ubisoft Entertainment SA (G)	1,283	76,829
Unibail-Rodamco-Westfield, REIT (G)	1,765	129,905
Valeo	3,264	91,091
Veolia Environnement SA	7,467	228,160
Vinci SA	131,698	13,697,750
Vivendi SE (K)	9,777	123,092
Wendel SE	374	51,677
Worldline SA (B) (G)	3,334	254,138

		44,661,793

Germany - 1.5%
adidas AG	2,639	829,323
Allianz SE	5,758	1,290,054
BASF SE	12,751	966,656
Bayer AG	13,657	741,240
Bayerische Motoren Werke AG	8,792	835,055
Bechtle AG	1,106	75,645
Beiersdorf AG	1,392	150,197
Brenntag SE	2,126	197,494
Carl Zeiss Meditec AG	547	104,779
Commerzbank AG (G)	14,072	93,209
Continental AG (G)	1,546	167,832
Covestro AG (B)	2,675	182,303
Daimler AG	22,825	2,013,888
Delivery Hero SE (B) (G)	2,166	276,284
Deutsche Bank AG (G)	29,030	368,906
Deutsche Boerse AG	2,605	422,704
Deutsche Lufthansa AG (G) (K)	4,168	28,437
Deutsche Post AG	13,519	847,773
Deutsche Telekom AG	45,916	920,808
Deutsche Wohnen SE	4,714	288,235
E.ON SE	30,815	376,119
Evonik Industries AG	2,897	90,842
Fraport AG Frankfurt Airport Services Worldwide (G)	16,874	1,168,269
Fresenius Medical Care AG & Co. KGaA	2,829	198,438
Fresenius SE & Co. KGaA	5,770	276,182
GEA Group AG	2,109	96,317
Hannover Rueck SE	832	144,885
HeidelbergCement AG	2,053	153,161
HelloFresh SE (G)	2,244	206,823
Henkel AG & Co. KGaA	1,467	126,199
Infineon Technologies AG	18,230	745,574
KION Group AG	993	92,327
Knorr-Bremse AG	1,003	107,313
LANXESS AG	1,162	78,533

Transamerica Series Trust	Page 8

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
LEG Immobilien SE	1,003	$ 141,678
Merck KGaA	1,765	382,016
MTU Aero Engines AG	746	167,717
Muenchener Rueckversicherungs-Gesellschaft AG	1,932	527,183
Nemetschek SE	782	81,680
Puma SE	1,450	161,189
Rational AG	70	65,756
RWE AG	8,847	312,019
SAP SE	14,288	1,932,154
Scout24 AG (B)	1,227	85,221
Siemens AG	10,486	1,714,996
Siemens Healthineers AG (B)	3,686	239,057
Symrise AG	1,773	232,389
TeamViewer AG (B) (G)	2,193	64,157
Telefonica Deutschland Holding AG	14,317	40,764
Uniper SE	1,247	51,912
United Internet AG	1,345	52,029
Vitesco Technologies Group AG (G)	309	18,266
Volkswagen AG	864	266,460
Vonovia SE	7,408	445,357
Zalando SE (B) (G)	3,008	274,334

		21,918,138

Hong Kong - 0.5%
AIA Group Ltd.	144,312	1,660,223
Bank of East Asia Ltd.	16,336	26,357
BOC Hong Kong Holdings Ltd.	46,133	139,018
Brilliance China Automotive Holdings Ltd. (G) (H) (I) (Q)	25,300	23,725
Budweiser Brewing Co. APAC Ltd. (B)	21,806	55,388
Chow Tai Fook Jewellery Group Ltd.	24,600	46,784
CK Asset Holdings Ltd.	24,789	143,027
CK Hutchison Holdings Ltd.	33,347	222,462
CK Infrastructure Holdings Ltd.	8,240	45,960
CLP Holdings Ltd.	20,271	195,178
ESR Cayman Ltd. (B) (G)	24,494	73,925
Futu Holdings Ltd., ADR (G) (K)	600	54,612
Galaxy Entertainment Group Ltd. (G)	26,976	138,415
Geely Automobile Holdings Ltd.	74,357	213,450
Hang Lung Properties Ltd.	25,503	58,123
Hang Seng Bank Ltd.	9,496	162,655
Henderson Land Development Co. Ltd.	18,300	69,877
HK Electric Investments & HK Electric Investments Ltd.	33,344	33,110
HKT Trust & HKT Ltd.	47,660	65,166
Hong Kong & China Gas Co. Ltd.	138,564	209,355
Hong Kong Exchanges & Clearing Ltd.	15,358	943,757
Hongkong Land Holdings Ltd.	14,382	68,698
Jardine Matheson Holdings Ltd.	10,964	579,538
Link, REIT	25,654	219,684
Melco Resorts & Entertainment Ltd., ADR (G)	2,649	27,126
MTR Corp. Ltd. (K)	18,856	101,481
New World Development Co. Ltd.	19,091	77,648
Power Assets Holdings Ltd.	17,362	101,778
Sino Land Co. Ltd.	40,476	54,452
SJM Holdings Ltd. (G) (K)	24,516	16,663
Sun Hung Kai Properties Ltd.	16,094	200,955
Swire Pacific Ltd., Class A	6,329	37,449
Swire Properties Ltd.	13,863	34,761
Techtronic Industries Co. Ltd.	16,873	333,437
WH Group Ltd. (B)	129,060	91,897
Wharf Real Estate Investment Co. Ltd.	20,272	104,155
Xinyi Glass Holdings Ltd.	22,063	65,815

		6,696,104

	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.4%
Accenture PLC, Class A	4,280	$ 1,369,258
Allegion PLC	584	77,193
Aptiv PLC (G)	1,831	272,764
CRH PLC	10,502	495,640
DCC PLC	1,333	111,127
Experian PLC	12,304	515,416
Flutter Entertainment PLC (G)	2,230	442,280
James Hardie Industries PLC, CDI	6,023	213,643
Jazz Pharmaceuticals PLC (G)	373	48,568
Kerry Group PLC, Class A	2,129	286,071
Kingspan Group PLC	2,042	203,688
Medtronic PLC	9,029	1,131,785
Smurfit Kappa Group PLC	3,253	171,265
Trane Technologies PLC	1,523	262,946

		5,601,644

Israel - 0.1%
Azrieli Group Ltd.	575	51,761
Bank Hapoalim BM	15,392	135,197
Bank Leumi Le-Israel BM	19,694	166,868
Check Point Software Technologies Ltd. (G)	1,521	171,934
CyberArk Software Ltd. (G)	525	82,855
Elbit Systems Ltd.	359	51,983
ICL Group Ltd.	9,548	69,580
Israel Discount Bank Ltd., A Shares (G)	15,778	83,289
Mizrahi Tefahot Bank Ltd.	1,902	64,059
Nice Ltd. (G)	850	240,688
SolarEdge Technologies, Inc. (G)	303	80,362
Teva Pharmaceutical Industries Ltd., ADR (G)	14,871	144,844
Wix.com Ltd. (G)	755	147,957

		1,491,377

Italy - 0.6%
Amplifon SpA	1,730	82,219
Assicurazioni Generali SpA	15,448	327,176
Atlantia SpA (G)	232,724	4,391,893
Davide Campari-Milano NV	7,284	102,320
DiaSorin SpA	346	72,456
Enel SpA	113,778	873,271
Eni SpA	35,323	471,039
Ferrari NV	3,338	696,640
FinecoBank Banca Fineco SpA (G)	8,587	155,097
Infrastrutture Wireless Italiane SpA (B)	4,636	51,636
Intesa Sanpaolo SpA	233,035	659,718
Mediobanca Banca di Credito Finanziario SpA (G)	8,712	104,814
Moncler SpA	2,696	164,431
Nexi SpA (B) (G)	6,155	114,777
Poste Italiane SpA (B)	7,364	101,122
Prysmian SpA	3,517	122,844
Recordati Industria Chimica e Farmaceutica SpA	1,462	84,737
Snam SpA	28,153	155,739
Telecom Italia SpA	224,799	88,958
Terna - Rete Elettrica Nazionale	19,603	139,119
UniCredit SpA	30,183	399,432

		9,359,438

Japan - 0.3%
Honda Motor Co. Ltd.	20,519	630,832
Isuzu Motors Ltd.	6,988	90,915
Mazda Motor Corp. (G)	7,102	61,460
Nissan Motor Co. Ltd. (G)	29,250	146,176

Transamerica Series Trust	Page 9

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Subaru Corp.	7,723	$ 142,719
Suzuki Motor Corp.	4,643	207,445
Toyota Motor Corp.	133,510	2,378,799
Yamaha Motor Co. Ltd.	3,549	98,804

		3,757,150

Jersey, Channel Islands - 0.0% (C)
Novocure Ltd. (G)	619	71,909

Jordan - 0.0% (C)
Hikma Pharmaceuticals PLC	2,310	75,990

Luxembourg - 0.0% (C)
ArcelorMittal SA	9,930	303,983
Aroundtown SA	13,921	95,901
Eurofins Scientific SE	1,822	233,929
Tenaris SA	6,585	69,268

		703,081

Macau - 0.0% (C)
Sands China Ltd. (G)	31,387	64,234
Wynn Macau Ltd. (G) (K)	19,550	16,451

		80,685

Netherlands - 1.0%
ABN AMRO Bank NV, CVA (B) (G)	5,923	85,453
Adyen NV (B) (G)	273	763,134
Akzo Nobel NV	2,684	293,266
Argenx SE (G)	625	188,864
ASM International NV	653	255,727
ASML Holding NV	5,820	4,347,879
EXOR NV	1,510	126,715
Heineken Holding NV	1,609	140,105
Heineken NV	3,621	377,941
ING Groep NV (K)	54,691	795,125
JDE Peet’s NV	1,043	31,171
Just Eat Takeaway.com NV (B) (G)	2,441	178,349
Koninklijke Ahold Delhaize NV	14,431	480,525
Koninklijke DSM NV	2,397	479,342
Koninklijke KPN NV	46,852	147,432
Koninklijke Philips NV	12,724	565,288
Koninklijke Vopak NV	967	38,102
NN Group NV	3,934	206,072
NXP Semiconductors NV	4,394	860,653
Prosus NV (G)	7,052	564,449
QIAGEN NV (G)	3,138	162,807
Randstad NV (K)	1,665	112,100
Royal Dutch Shell PLC, A Shares	55,413	1,232,339
Royal Dutch Shell PLC, B Shares	49,968	1,107,121
Stellantis NV	54,485	1,036,911
Universal Music Group NV (G) (K)	9,777	261,782
Wolters Kluwer NV	3,706	392,823

		15,231,475

New Zealand - 0.1%
a2 Milk Co. Ltd. (G) (K)	11,990	53,091
Auckland International Airport Ltd. (G)	19,506	104,852
Fisher & Paykel Healthcare Corp. Ltd.	8,467	186,237
Mercury Ltd.	10,565	47,251
Meridian Energy Ltd.	19,929	67,395
Ryman Healthcare Ltd.	6,605	68,729
Spark New Zealand Ltd.	28,340	93,235
Xero Ltd. (G)	1,789	175,552

		796,342

	Shares	Value
COMMON STOCKS (continued)
Norway - 0.1%
Adevinta ASA (G)	3,553	$ 60,886
DnB Bank ASA (G)	12,148	276,181
Equinor ASA	12,653	321,776
Gjensidige Forsikring ASA	2,603	57,652
Mowi ASA	5,735	145,708
Norsk Hydro ASA	17,393	129,821
Orkla ASA	9,734	89,340
Schibsted ASA, B Shares	1,272	54,100
Schibsted ASA, Class A	947	44,952
Telenor ASA	9,083	152,885
Yara International ASA	2,311	114,478

		1,447,779

Poland - 0.0% (C)
InPost SA (G)	2,786	46,229

Portugal - 0.0% (C)
EDP - Energias de Portugal SA	40,228	211,322
Galp Energia SGPS SA	7,186	81,618
Jeronimo Martins SGPS SA	3,601	71,787

		364,727

Republic of South Africa - 0.0% (C)
Thungela Resources Ltd. (G) (K)	1,924	11,943

Singapore - 0.2%
Ascendas, REIT	46,400	102,274
CapitaLand Integrated Commercial Trust, REIT	71,876	107,028
Capitaland Investment Ltd. (G)	39,000	97,658
City Developments Ltd.	6,000	30,366
DBS Group Holdings Ltd.	26,200	580,556
Genting Singapore Ltd.	87,900	46,345
Keppel Corp. Ltd.	21,300	81,339
Mapletree Commercial Trust, REIT	31,500	47,737
Mapletree Logistics Trust, REIT	43,500	65,030
Oversea-Chinese Banking Corp. Ltd.	48,900	411,774
Sea Ltd., ADR (G)	200	63,746
Singapore Airlines Ltd. (G)	19,600	72,179
Singapore Exchange Ltd.	11,800	86,386
Singapore Technologies Engineering Ltd.	23,000	64,203
Singapore Telecommunications Ltd.	120,300	216,572
United Overseas Bank Ltd.	17,200	325,382
UOL Group Ltd.	6,800	34,194
Venture Corp. Ltd.	4,000	52,575
Wilmar International Ltd.	28,100	86,812

		2,572,156

Spain - 0.9%
ACS Actividades de Construccion y Servicios SA	3,402	92,156
Aena SME SA (B) (G)	22,184	3,836,537
Amadeus IT Group SA (G)	6,356	418,045
Banco Bilbao Vizcaya Argentaria SA	93,615	617,916
Banco Santander SA	242,398	878,053
CaixaBank SA	62,175	192,806
Cellnex Telecom SA (B)	6,936	428,229
EDP Renovaveis SA	4,151	102,994
Enagas SA (K)	3,443	76,518
Endesa SA	4,439	89,524
Ferrovial SA	123,033	3,591,169
Grifols SA (K)	4,135	100,968
Iberdrola SA	81,710	822,038
Industria de Diseno Textil SA	15,187	558,817
Melia Hotels International SA (G) (K)	23,468	174,275

Transamerica Series Trust	Page 10

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Naturgy Energy Group SA (K)	4,005	$ 100,810
Red Electrica Corp. SA	5,992	120,213
Repsol SA	20,629	269,282
Siemens Gamesa Renewable Energy SA (G)	3,293	83,698
Telefonica SA	72,545	340,423

		12,894,471

Sweden - 0.5%
Alfa Laval AB	4,293	160,123
Assa Abloy AB, B Shares	13,725	398,116
Atlas Copco AB, A Shares	9,168	553,616
Atlas Copco AB, B Shares	5,320	270,398
Autoliv, Inc.	509	43,631
Boliden AB	3,747	119,981
Electrolux AB, Series B (G) (K)	3,129	72,291
Embracer Group AB (G)	6,998	67,387
Epiroc AB, Class A (G)	193	4,012
Epiroc AB, Class A	9,243	192,158
Epiroc AB, Class B	5,463	96,759
Epiroc AB, Class B (G)	79	1,406
EQT AB	3,212	133,374
Essity AB, Class B	8,266	256,362
Evolution AB (B)	2,295	347,553
Fastighets AB Balder, B Shares (G)	1,450	87,140
H&M Hennes & Mauritz AB, B Shares (G)	9,865	199,683
Hexagon AB, B Shares	26,600	411,449
Husqvarna AB, B Shares	5,762	68,833
ICA Gruppen AB	1,378	63,222
Industrivarden AB, A Shares	1,460	46,642
Industrivarden AB, C Shares	2,176	67,229
Investment AB Latour, B Shares	1,993	61,673
Investor AB, B Shares	24,614	529,309
Kinnevik AB, Class B (G)	3,271	114,989
L E Lundbergforetagen AB, B Shares	1,032	56,634
Lundin Energy AB (K)	2,715	100,784
Nibe Industrier AB, B Shares	19,387	243,632
Sandvik AB	15,530	354,803
Securitas AB, B Shares	4,280	67,742
Sinch AB (B) (G)	6,901	133,824
Skandinaviska Enskilda Banken AB, Class A	22,274	313,915
Skanska AB, B Shares	4,657	116,833
SKF AB, B Shares	5,250	123,801
Svenska Cellulosa AB SCA, Class B	8,320	128,944
Svenska Handelsbanken AB, A Shares	20,120	225,332
Swedbank AB, A Shares	12,363	249,296
Swedish Match AB	21,996	192,613
Tele2 AB, B Shares (K)	6,735	99,723
Telefonaktiebolaget LM Ericsson, B Shares (K)	39,848	449,761
Telia Co. AB	36,146	148,695
Volvo AB, A Shares	2,732	61,729
Volvo AB, B Shares	19,613	437,889

		7,873,286

Switzerland - 1.6%
ABB Ltd.	23,496	785,984
Adecco Group AG	2,116	106,024
Alcon, Inc.	6,757	547,119
Baloise Holding AG	633	96,020
Banque Cantonale Vaudoise	419	31,858
Barry Callebaut AG	49	111,135
Chocoladefabriken Lindt & Spruengli AG	15	274,457
Chubb Ltd.	2,987	518,185
Cie Financiere Richemont SA, Class A	7,147	741,016
Clariant AG (G)	2,941	55,203

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Coca-Cola HBC AG (G)	2,703	$ 87,102
Credit Suisse Group AG	33,287	328,751
EMS-Chemie Holding AG (K)	93	87,869
Garmin Ltd.	993	154,372
Geberit AG	502	368,569
Givaudan SA	124	565,327
Glencore PLC (G)	136,286	641,104
Holcim Ltd. (G)	7,126	343,366
Julius Baer Group Ltd.	3,029	201,246
Kuehne & Nagel International AG	696	237,615
Logitech International SA (K)	2,309	205,425
Lonza Group AG	997	747,859
Nestle SA	38,628	4,654,288
Novartis AG	30,029	2,462,353
Partners Group Holding AG	303	472,873
Roche Holding AG	9,912	3,637,307
Schindler Holding AG	819	216,938
SGS SA	81	235,778
Siemens Energy AG (G)	5,555	148,593
Sika AG (K)	1,917	606,104
Sonova Holding AG	744	281,164
STMicroelectronics NV	9,479	413,869
Straumann Holding AG	138	247,498
Swatch Group AG	1,115	139,885
Swiss Life Holding AG	443	223,213
Swiss Prime Site AG	1,042	101,784
Swiss Re AG	4,126	352,155
Swisscom AG	352	202,569
TE Connectivity Ltd.	2,224	305,177
Temenos AG	912	123,746
UBS Group AG	50,036	798,655
Vifor Pharma AG	678	87,880
Zurich Insurance Group AG	2,054	839,922

		23,787,357

United Kingdom - 2.2%
3i Group PLC	13,104	225,084
Abrdn PLC	29,930	102,359
Admiral Group PLC	2,584	107,969
Amcor PLC	10,419	120,756
Anglo American PLC	17,370	608,795
Ashtead Group PLC	6,009	454,240
Associated British Foods PLC	4,886	121,626
AstraZeneca PLC	20,844	2,512,072
Auto Trader Group PLC (B)	13,020	102,678
AVEVA Group PLC	1,549	74,865
Aviva PLC	53,578	283,957
BAE Systems PLC	43,850	332,122
Barclays PLC	236,562	601,099
Barratt Developments PLC	13,745	121,503
Berkeley Group Holdings PLC	1,535	89,637
BP PLC	275,529	1,254,994
British American Tobacco PLC	29,347	1,025,810
British Land Co. PLC, REIT	12,091	80,231
BT Group PLC (G)	122,772	263,200
Bunzl PLC	4,559	150,422
Burberry Group PLC	5,486	133,511
Clarivate PLC (G)	2,158	47,260
CNH Industrial NV	14,314	240,605
Coca-Cola Europacific Partners PLC	2,846	157,355
Compass Group PLC (G)	24,394	498,886
Croda International PLC	1,869	214,145
Diageo PLC	31,670	1,533,303
Direct Line Insurance Group PLC	18,411	71,841
Entain PLC (G)	8,005	228,636
Evraz PLC	6,919	54,895

Transamerica Series Trust	Page 11

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ferguson PLC	3,046	$ 422,851
G4S PLC (G) (H) (I) (Q)	27,853	91,946
GlaxoSmithKline PLC	67,868	1,280,884
Halma PLC	5,105	194,723
Hargreaves Lansdown PLC	4,863	93,373
HSBC Holdings PLC	277,036	1,448,532
IHS Markit Ltd.	2,571	299,830
Imperial Brands PLC	12,806	267,859
Informa PLC (G)	20,327	149,484
InterContinental Hotels Group PLC (G)	17,301	1,104,695
Intertek Group PLC	2,183	145,971
J Sainsbury PLC	22,714	87,058
JD Sports Fashion PLC	6,942	97,559
Johnson Matthey PLC	2,642	94,787
Kingfisher PLC	29,614	133,674
Land Securities Group PLC, REIT	9,729	90,677
Legal & General Group PLC	81,719	307,025
Liberty Global PLC, Class A (G)	1,091	32,512
Liberty Global PLC, Class C (G)	2,450	72,177
Linde PLC	3,499	1,026,537
Lloyds Banking Group PLC	973,288	605,795
London Stock Exchange Group PLC	4,356	436,507
M&G PLC	35,621	97,324
Melrose Industries PLC	60,586	140,663
Mondi PLC	6,564	160,857
National Grid PLC	47,933	571,156
Natwest Group PLC	66,788	201,356
Next PLC	1,798	197,782
NMC Health PLC (G) (H) (I) (R)	77,617	0
Ocado Group PLC (G)	6,581	147,071
Pearson PLC	10,351	99,268
Pentair PLC	1,117	81,128
Persimmon PLC	4,314	154,290
Phoenix Group Holdings PLC	8,935	77,245
Prudential PLC	35,741	693,569
Reckitt Benckiser Group PLC	9,646	757,792
RELX PLC	26,065	750,313
Rentokil Initial PLC	24,732	194,215
Rio Tinto PLC	15,248	999,539
Rolls-Royce Holdings PLC (G)	113,336	211,679
Sage Group PLC	14,801	140,930
Schroders PLC	1,686	81,197
Segro PLC, REIT	16,018	257,311
Severn Trent PLC	3,204	112,169
Smith & Nephew PLC	11,894	204,908
Smiths Group PLC	5,402	104,166
Spirax-Sarco Engineering PLC	993	199,797
SSE PLC	14,100	296,877
St. James’s Place PLC	7,315	147,560
Standard Chartered PLC	36,836	215,335
Taylor Wimpey PLC	49,446	103,130
Tesco PLC	103,665	353,045
Unilever PLC	35,753	1,935,608
United Utilities Group PLC	9,156	119,168
Vodafone Group PLC	362,936	552,277
Whitbread PLC (G)	17,094	760,051
Willis Towers Watson PLC	857	199,218
WM Morrison Supermarkets PLC	32,667	129,626
WPP PLC	16,555	221,797

		31,967,729

United States - 22.5%
10X Genomics, Inc., Class A (G)	471	68,568
3M Co.	3,842	673,964
A.O. Smith Corp.	823	50,261
Abbott Laboratories	11,861	1,401,140

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AbbVie, Inc.	11,768	$ 1,269,414
ABIOMED, Inc. (G)	341	111,002
Activision Blizzard, Inc.	5,149	398,481
Adobe, Inc. (G)	3,164	1,821,578
Advance Auto Parts, Inc.	438	91,494
Advanced Micro Devices, Inc. (G)	8,002	823,406
AES Corp.	4,383	100,064
Aflac, Inc.	4,400	229,372
Agilent Technologies, Inc.	2,072	326,402
AGNC Investment Corp., REIT	3,607	56,882
Air Products & Chemicals, Inc.	1,425	364,957
Airbnb, Inc., Class A (G)	388	65,087
Akamai Technologies, Inc. (G)	1,071	112,016
Albemarle Corp.	809	177,147
Alexandria Real Estate Equities, Inc., REIT	912	174,256
Align Technology, Inc. (G)	530	352,678
Alleghany Corp. (G)	136	84,920
Alliant Energy Corp.	1,635	91,527
Allstate Corp.	2,051	261,113
Ally Financial, Inc.	2,516	128,442
Alnylam Pharmaceuticals, Inc. (G)	812	153,314
Alphabet, Inc., Class A (G)	2,030	5,427,246
Alphabet, Inc., Class C (G)	1,972	5,255,991
Altice USA, Inc., Class A (G)	1,465	30,355
Altria Group, Inc.	12,408	564,812
Amazon.com, Inc. (G)	2,870	9,428,065
AMERCO	77	49,744
Ameren Corp.	1,668	135,108
American Electric Power Co., Inc.	3,239	262,942
American Express Co.	4,572	765,947
American Financial Group, Inc.	516	64,928
American International Group, Inc.	5,726	314,300
American Tower Corp., REIT	2,965	786,941
American Water Works Co., Inc.	1,215	205,384
Ameriprise Financial, Inc.	811	214,201
AmerisourceBergen Corp.	997	119,092
AMETEK, Inc.	1,545	191,595
Amgen, Inc.	3,827	813,812
Amphenol Corp., Class A	3,938	288,380
Analog Devices, Inc.	3,624	606,948
Annaly Capital Management, Inc., REIT	9,288	78,205
ANSYS, Inc. (G)	545	185,545
Anthem, Inc.	1,609	599,835
Aon PLC, Class A	1,462	417,796
Apollo Global Management, Inc. (K)	1,195	73,600
Apple, Inc.	111,672	15,801,588
Applied Materials, Inc.	6,141	790,531
Aramark	1,527	50,177
Archer-Daniels-Midland Co.	3,754	225,278
Arista Networks, Inc. (G)	347	119,243
Arrow Electronics, Inc. (G)	482	54,124
Arthur J Gallagher & Co.	1,311	194,880
Assurant, Inc.	364	57,421
AT&T, Inc.	47,387	1,279,923
Atmos Energy Corp.	849	74,882
Autodesk, Inc. (G)	1,442	411,215
Automatic Data Processing, Inc.	2,870	573,770
AutoZone, Inc. (G)	222	376,954
Avalara, Inc. (G)	532	92,978
AvalonBay Communities, Inc., REIT	859	190,389
Avantor, Inc. (G)	3,493	142,864
Avery Dennison Corp.	509	105,470
Baker Hughes Co.	4,903	121,251
Ball Corp.	2,140	192,536
Bank of America Corp.	243,656	10,343,197
Bank of New York Mellon Corp.	5,533	286,831
Bath & Body Works, Inc.	2,180	137,405

Transamerica Series Trust	Page 12

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Bausch Health Cos., Inc. (G)	4,131	$ 115,196
Baxter International, Inc.	3,321	267,108
Becton Dickinson & Co.	1,931	474,678
Bentley Systems, Inc., Class B	1,172	71,070
Berkshire Hathaway, Inc., Class B (G)	9,058	2,472,291
Best Buy Co., Inc.	1,517	160,362
Bio-Rad Laboratories, Inc., Class A (G)	217	161,871
Bio-Techne Corp.	302	146,340
Biogen, Inc. (G)	987	279,311
BioMarin Pharmaceutical, Inc. (G)	1,171	90,507
Black Knight, Inc. (G)	1,030	74,160
BlackRock, Inc.	987	827,757
Blackstone, Inc., Class A	4,563	530,859
Boeing Co. (G)	3,718	817,737
Booking Holdings, Inc. (G)	299	709,787
Booz Allen Hamilton Holding Corp.	842	66,813
BorgWarner, Inc.	1,529	66,068
Boston Beer Co., Inc., Class A (G)	71	36,192
Boston Properties, Inc., REIT	941	101,957
Boston Scientific Corp. (G)	9,408	408,213
Bristol-Myers Squibb Co.	14,868	879,740
Broadcom, Inc.	2,677	1,298,158
Broadridge Financial Solutions, Inc.	828	137,978
Brookfield Renewable Corp., Class A (K)	1,808	70,230
Brown & Brown, Inc.	1,569	87,001
Brown-Forman Corp., Class B	2,013	134,891
Bunge Ltd.	893	72,619
Burlington Stores, Inc. (G)	416	117,965
Cable One, Inc.	53	96,096
Cabot Oil & Gas Corp.	49,524	1,077,642
Cadence Design Systems, Inc. (G)	1,918	290,462
Caesars Entertainment, Inc. (G)	1,429	160,448
Camden Property Trust, REIT	651	96,003
Campbell Soup Co.	1,319	55,147
Capital One Financial Corp.	3,075	498,058
Cardinal Health, Inc.	1,989	98,376
Carlyle Group, Inc.	1,053	49,786
CarMax, Inc. (G)	1,084	138,709
Carnival Corp. (G)	166,206	4,156,812
Carrier Global Corp.	5,546	287,061
Carvana Co. (G)	450	135,693
Catalent, Inc. (G)	1,158	154,095
Caterpillar, Inc.	3,613	693,588
Cboe Global Markets, Inc.	745	92,276
CBRE Group, Inc., Class A (G)	2,170	211,271
CDW Corp.	893	162,544
Celanese Corp.	812	122,320
Centene Corp. (G)	3,835	238,959
CenterPoint Energy, Inc.	3,700	91,020
Ceridian HCM Holding, Inc. (G)	903	101,696
Cerner Corp.	1,985	139,982
CF Industries Holdings, Inc.	1,485	82,893
CH Robinson Worldwide, Inc.	904	78,648
Charles River Laboratories International, Inc. (G)	289	119,262
Charles Schwab Corp.	9,554	695,913
Charter Communications, Inc., Class A (G)	821	597,327
Cheniere Energy, Inc. (G)	1,547	151,095
Chevron Corp.	12,769	1,295,415
Chewy, Inc., Class A (G) (K)	489	33,306
Chipotle Mexican Grill, Inc. (G)	174	316,248
Choice Hotels International, Inc.	4,292	542,380
Church & Dwight Co., Inc.	1,588	131,121
Cigna Corp.	2,343	468,975
Cimarex Energy Co.	12,695	1,107,004
Cincinnati Financial Corp.	992	113,306
Cintas Corp.	621	236,390

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cisco Systems, Inc.	28,135	$ 1,531,388
CIT Group, Inc.	1,759	91,380
Citigroup, Inc.	62,112	4,359,020
Citizens Financial Group, Inc.	12,294	577,572
Citrix Systems, Inc.	859	92,231
Clorox Co.	826	136,794
Cloudflare, Inc., Class A (G)	1,456	164,018
CME Group, Inc.	2,399	463,919
CMS Energy Corp.	1,915	114,383
Coca-Cola Co.	27,218	1,428,128
Cognex Corp.	1,172	94,018
Cognizant Technology Solutions Corp., Class A	3,537	262,481
Colgate-Palmolive Co.	5,385	406,998
Comcast Corp., Class A	30,439	1,702,453
Comerica, Inc.	3,082	248,101
Conagra Brands, Inc.	3,209	108,689
ConocoPhillips	172,598	11,696,966
Consolidated Edison, Inc.	2,236	162,311
Constellation Brands, Inc., Class A	1,157	243,768
Cooper Cos., Inc.	279	115,313
Copart, Inc. (G)	1,458	202,254
Corning, Inc.	5,086	185,588
Corteva, Inc.	4,950	208,296
CoStar Group, Inc. (G)	2,573	221,432
Costco Wholesale Corp.	2,954	1,327,380
Coupa Software, Inc. (G)	463	101,480
Crowdstrike Holdings, Inc., Class A (G)	1,195	293,707
Crown Castle International Corp., REIT	2,862	496,042
Crown Holdings, Inc.	913	92,012
CSX Corp.	15,188	451,691
Cummins, Inc.	951	213,557
CVS Health Corp.	8,724	740,319
D.R. Horton, Inc.	2,293	192,543
Danaher Corp.	4,345	1,322,792
Darden Restaurants, Inc.	916	138,747
Datadog, Inc., Class A (G)	1,163	164,390
DaVita, Inc. (G)	455	52,898
Deere & Co.	2,001	670,475
Dell Technologies, Inc., Class C (G)	1,769	184,047
Delta Air Lines, Inc. (G)	1,044	44,485
DENTSPLY SIRONA, Inc.	1,429	82,953
Devon Energy Corp.	84,883	3,014,195
DexCom, Inc. (G)	650	355,459
Diamondback Energy, Inc.	22,000	2,082,740
Digital Realty Trust, Inc., REIT	1,885	272,288
Discover Financial Services	1,988	244,226
Discovery, Inc., Class A (G) (K)	1,067	27,080
Discovery, Inc., Class C (G)	2,058	49,948
DISH Network Corp., Class A (G)	1,607	69,840
DocuSign, Inc. (G)	1,255	323,075
Dollar General Corp.	1,587	336,666
Dollar Tree, Inc. (G)	1,534	146,834
Dominion Energy, Inc.	5,350	390,657
Domino’s Pizza, Inc.	278	132,595
Dover Corp.	900	139,950
Dow, Inc.	4,900	282,044
DraftKings, Inc., Class A (G) (K)	1,371	66,027
Dropbox, Inc., Class A (G)	2,077	60,690
DTE Energy Co.	1,288	143,882
Duke Energy Corp.	5,093	497,026
Duke Realty Corp., REIT	2,542	121,686
DuPont de Nemours, Inc.	3,643	247,688
Dynatrace, Inc. (G)	1,190	84,454
East West Bancorp, Inc.	2,853	221,222
Eastman Chemical Co.	824	83,010
Eaton Corp. PLC	2,579	385,070

Transamerica Series Trust	Page 13

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
eBay, Inc.	4,530	$ 315,605
Ecolab, Inc.	1,703	355,280
Edison International	2,557	141,837
Edwards Lifesciences Corp. (G)	4,185	473,784
Elanco Animal Health, Inc. (G)	2,839	90,536
Electronic Arts, Inc.	1,902	270,559
Eli Lilly & Co.	5,437	1,256,219
Emerson Electric Co.	3,946	371,713
Enphase Energy, Inc. (G)	855	128,224
Entergy Corp.	1,351	134,168
EOG Resources, Inc.	3,886	311,929
EPAM Systems, Inc. (G)	347	197,957
Equifax, Inc.	850	215,407
Equinix, Inc., REIT	596	470,917
Equitable Holdings, Inc.	2,619	77,627
Equity Lifestyle Properties, Inc., REIT	1,151	89,893
Equity Residential, REIT	2,349	190,081
Erie Indemnity Co., Class A	198	35,327
Essential Utilities, Inc.	1,516	69,857
Essex Property Trust, Inc., REIT	433	138,447
Estee Lauder Cos., Inc., Class A	1,491	447,196
Etsy, Inc. (G)	883	183,629
Evergy, Inc.	1,510	93,922
Eversource Energy	2,274	185,922
Exact Sciences Corp. (G)	1,119	106,809
Exelon Corp.	6,512	314,790
Expedia Group, Inc. (G)	848	138,987
Expeditors International of Washington, Inc.	1,150	136,999
Extra Space Storage, Inc., REIT	880	147,831
Exxon Mobil Corp.	28,148	1,655,665
F5 Networks, Inc. (G)	401	79,711
Facebook, Inc., Class A (G)	15,937	5,408,858
FactSet Research Systems, Inc.	296	116,855
Fair Isaac Corp. (G)	185	73,617
Fastenal Co.	3,778	194,983
FedEx Corp.	1,664	364,899
Fidelity National Financial, Inc.	1,875	85,012
Fidelity National Information Services, Inc.	4,143	504,120
Fieldwood Energy, Inc. (E) (H) (I)	7,771	8
Fifth Third Bancorp	19,469	826,264
First Republic Bank	4,678	902,293
FirstEnergy Corp.	3,588	127,805
Fiserv, Inc. (G)	3,998	433,783
FleetCor Technologies, Inc. (G)	518	135,338
FMC Corp.	860	78,742
Ford Motor Co. (G)	75,458	1,068,485
Fortinet, Inc. (G)	852	248,818
Fortive Corp.	2,127	150,102
Fortune Brands Home & Security, Inc.	851	76,096
Fox Corp., Class A	2,206	88,483
Fox Corp., Class B	998	37,046
Franklin Resources, Inc.	2,055	61,075
Freeport-McMoRan, Inc.	9,711	315,899
Gartner, Inc. (G)	564	171,388
Generac Holdings, Inc. (G)	390	159,381
General Dynamics Corp.	1,597	313,060
General Electric Co.	9,078	935,306
General Mills, Inc.	4,057	242,690
General Motors Co. (G)	25,074	1,321,651
Genuine Parts Co.	906	109,834
Gilead Sciences, Inc.	8,443	589,744
Global Payments, Inc.	2,002	315,475
Globe Life, Inc.	656	58,404
GoDaddy, Inc., Class A (G)	1,152	80,294
Goldman Sachs Group, Inc.	2,269	857,750
Guidewire Software, Inc. (G)	475	56,463

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
GXO Logistics, Inc. (G)	746	$ 58,516
Halliburton Co.	5,928	128,163
Hartford Financial Services Group, Inc.	2,383	167,406
Hasbro, Inc.	871	77,711
HCA Healthcare, Inc.	1,849	448,789
Healthpeak Properties, Inc., REIT	3,600	120,528
HEICO Corp.	338	44,572
HEICO Corp., Class A	469	55,544
Henry Schein, Inc. (G)	888	67,630
Hershey Co.	928	157,064
Hess Corp.	1,855	144,894
Hewlett Packard Enterprise Co.	8,642	123,148
Hilton Worldwide Holdings, Inc. (G)	25,134	3,320,453
Hologic, Inc. (G)	1,708	126,067
Home Depot, Inc.	7,190	2,360,189
Honeywell International, Inc.	4,576	971,393
Horizon Therapeutics PLC (G)	1,474	161,462
Hormel Foods Corp.	1,993	81,713
Host Hotels & Resorts, Inc., REIT (G)	4,700	76,751
Howmet Aerospace, Inc.	2,597	81,026
HP, Inc.	8,319	227,608
HubSpot, Inc. (G)	243	164,290
Humana, Inc.	856	333,112
Huntington Bancshares, Inc.	29,549	456,828
Huntington Ingalls Industries, Inc.	314	60,621
Hyatt Hotels Corp., Class A (G)	9,862	760,360
IAC / InterActiveCorp (G)	468	60,976
IDEX Corp.	491	101,612
IDEXX Laboratories, Inc. (G)	566	351,995
Illinois Tool Works, Inc.	2,085	430,824
Illumina, Inc. (G)	922	373,972
Incyte Corp. (G)	1,221	83,980
Ingersoll Rand, Inc. (G)	2,571	129,604
Insulet Corp. (G)	415	117,955
Intel Corp.	26,978	1,437,388
Intercontinental Exchange, Inc.	3,773	433,216
International Business Machines Corp.	5,967	828,995
International Flavors & Fragrances, Inc.	1,623	217,028
International Paper Co.	2,539	141,981
Interpublic Group of Cos., Inc.	2,646	97,029
Intuit, Inc.	1,868	1,007,805
Intuitive Surgical, Inc. (G)	818	813,215
Invesco Ltd.	2,642	63,699
Invitation Homes, Inc., REIT	3,727	142,856
IPG Photonics Corp. (G)	292	46,253
IQVIA Holdings, Inc. (G)	1,268	303,737
Iron Mountain, Inc., REIT	1,910	82,989
J.M. Smucker Co.	768	92,183
Jack Henry & Associates, Inc.	541	88,756
Jackson Financial, Inc., Class A (G)	897	23,322
Jacobs Engineering Group, Inc.	915	121,265
JB Hunt Transport Services, Inc.	524	87,623
Johnson & Johnson	17,512	2,828,188
Johnson Controls International PLC	4,818	328,009
JPMorgan Chase & Co.	90,184	14,762,219
Juniper Networks, Inc.	2,198	60,489
Kansas City Southern	585	158,324
Kellogg Co.	1,713	109,495
Keurig Dr. Pepper, Inc.	4,655	159,015
KeyCorp	26,869	580,908
Keysight Technologies, Inc. (G)	1,213	199,284
Kimberly-Clark Corp.	2,197	290,971
Kinder Morgan, Inc.	13,583	227,244
KKR & Co., Inc.	3,456	210,401
KLA Corp.	1,001	334,845
Knight-Swift Transportation Holdings, Inc.	1,027	52,531
Kraft Heinz Co.	4,445	163,665

Transamerica Series Trust	Page 14

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Kroger Co.	4,839	$ 195,641
L3 Harris Technologies, Inc.	1,447	318,687
Laboratory Corp. of America Holdings (G)	661	186,032
Lam Research Corp.	892	507,682
Lamb Weston Holdings, Inc.	926	56,829
Las Vegas Sands Corp. (G)	2,249	82,313
Lear Corp.	386	60,401
Leidos Holdings, Inc.	851	81,807
Lennar Corp., Class A	1,841	172,465
Lennox International, Inc.	231	67,953
Liberty Broadband Corp., Class A (G)	196	32,997
Liberty Broadband Corp., Class C (G)	1,039	179,435
Liberty Media Corp. - Liberty Formula One, Class C (G)	1,284	66,010
Liberty Media Corp. - Liberty SiriusXM, Class A (G)	533	25,142
Liberty Media Corp. - Liberty SiriusXM, Class C (G)	1,180	56,015
Lincoln National Corp.	1,222	84,012
Live Nation Entertainment, Inc. (G)	1,070	97,509
LKQ Corp. (G)	1,949	98,074
Lockheed Martin Corp.	1,656	571,486
Loews Corp.	1,470	79,277
Lowe’s Cos., Inc.	4,922	998,477
Lumen Technologies, Inc. (K)	6,166	76,397
Lyft, Inc., Class A (G)	1,696	90,889
LyondellBasell Industries NV, Class A	1,784	167,428
M&T Bank Corp.	3,324	496,406
Marathon Oil Corp.	95,808	1,309,695
Marathon Petroleum Corp.	4,376	270,481
Markel Corp. (G)	84	100,391
MarketAxess Holdings, Inc.	296	124,524
Marriott International, Inc., Class A (G)	30,023	4,446,106
Marriott Vacations Worldwide Corp.	3,257	512,424
Marsh & McLennan Cos., Inc.	3,362	509,108
Martin Marietta Materials, Inc.	407	139,064
Marvell Technology, Inc.	5,299	319,583
Masco Corp.	1,706	94,768
Masimo Corp. (G)	312	84,462
Mastercard, Inc., Class A	5,939	2,064,872
Match Group, Inc. (G)	1,692	265,627
McCormick & Co., Inc.	1,626	131,755
McDonald’s Corp.	4,964	1,196,870
McKesson Corp.	1,039	207,156
Medical Properties Trust, Inc., REIT	3,807	76,406
Merck & Co., Inc.	16,828	1,263,951
MetLife, Inc.	4,924	303,959
Mettler-Toledo International, Inc. (G)	228	314,038
MGM Resorts International	2,653	114,477
Microchip Technology, Inc.	1,824	279,966
Micron Technology, Inc.	7,421	526,743
Microsoft Corp.	47,712	13,450,967
Mid-America Apartment Communities, Inc., REIT	815	152,201
Moderna, Inc. (G)	2,084	802,048
Mohawk Industries, Inc. (G)	366	64,928
Molina Healthcare, Inc. (G)	365	99,028
Molson Coors Beverage Co., Class B	1,284	59,552
Mondelez International, Inc., Class A	9,459	550,325
MongoDB, Inc. (G) (K)	322	151,826
Monolithic Power Systems, Inc.	335	162,368
Monster Beverage Corp. (G)	2,588	229,892
Moody’s Corp.	1,113	395,237
Mosaic Co.	2,407	85,978
Motorola Solutions, Inc.	1,147	266,471
MSCI, Inc.	544	330,937
Nasdaq, Inc.	824	159,048

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
NetApp, Inc.	1,476	$ 132,486
Netflix, Inc. (G)	2,915	1,779,141
Neurocrine Biosciences, Inc. (G)	615	58,985
Newell Brands, Inc.	2,624	58,095
Newmont Corp.	5,298	287,681
News Corp., Class A	2,608	61,366
NextEra Energy, Inc.	13,080	1,027,042
NIKE, Inc., Class B	8,413	1,221,820
NiSource, Inc.	2,618	63,434
Nordson Corp.	310	73,827
Norfolk Southern Corp.	1,654	395,719
Northern Trust Corp.	1,328	143,172
Northrop Grumman Corp.	1,035	372,755
NortonLifeLock, Inc.	3,837	97,076
Norwegian Cruise Line Holdings Ltd. (G)	56,777	1,516,514
Novavax, Inc. (G)	484	100,338
NRG Energy, Inc.	1,604	65,491
Nucor Corp.	2,054	202,298
NVIDIA Corp.	16,505	3,419,176
NVR, Inc. (G)	24	115,058
O’Reilly Automotive, Inc. (G)	493	301,253
Oak Street Health, Inc. (G) (K)	650	27,645
Occidental Petroleum Corp.	6,160	182,213
Okta, Inc. (G)	845	200,552
Old Dominion Freight Line, Inc.	668	191,035
Omega Healthcare Investors, Inc., REIT	1,507	45,150
Omnicom Group, Inc.	1,476	106,951
ON Semiconductor Corp. (G)	2,714	124,220
ONEOK, Inc.	2,936	170,259
Oracle Corp.	12,720	1,108,294
Otis Worldwide Corp.	2,714	223,308
Owens Corning	718	61,389
PACCAR, Inc.	2,305	181,911
Packaging Corp. of America	624	85,763
Palantir Technologies, Inc., Class A (G)	3,498	84,092
Palo Alto Networks, Inc. (G)	648	310,392
Parker-Hannifin Corp.	858	239,914
Paychex, Inc.	2,163	243,229
Paycom Software, Inc. (G)	299	148,229
PayPal Holdings, Inc. (G)	7,341	1,910,202
PDC Energy, Inc.	11,614	550,387
Peloton Interactive, Inc., Class A (G)	1,652	143,807
People’s United Financial, Inc.	7,691	134,362
PepsiCo, Inc.	9,142	1,375,048
PerkinElmer, Inc.	773	133,953
Pfizer, Inc.	37,086	1,595,069
PG&E Corp. (G)	9,904	95,078
Philip Morris International, Inc.	10,375	983,446
Phillips 66	2,857	200,076
Pinnacle West Capital Corp.	798	57,743
Pinterest, Inc., Class A (G)	3,551	180,923
Pioneer Natural Resources Co.	31,900	5,311,669
Plug Power, Inc. (G)	3,319	84,767
PNC Financial Services Group, Inc.	12,255	2,397,568
Pool Corp.	292	126,848
PPD, Inc. (G)	894	41,830
PPG Industries, Inc.	1,507	215,516
PPL Corp.	5,096	142,076
Principal Financial Group, Inc.	1,825	117,530
Procter & Gamble Co.	16,393	2,291,741
Progressive Corp.	3,907	353,154
Prologis, Inc., REIT	4,965	622,760
Prudential Financial, Inc.	2,568	270,154
PTC, Inc. (G)	781	93,556
Public Service Enterprise Group, Inc.	3,329	202,736
Public Storage, REIT	1,027	305,122
PulteGroup, Inc.	1,772	81,370

Transamerica Series Trust	Page 15

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Qorvo, Inc. (G)	783	$ 130,910
QUALCOMM, Inc.	7,568	976,121
Quest Diagnostics, Inc.	840	122,060
Raymond James Financial, Inc.	1,511	139,389
Raytheon Technologies Corp.	10,105	868,626
Realty Income Corp., REIT	2,538	164,615
Regency Centers Corp., REIT	989	66,589
Regeneron Pharmaceuticals, Inc. (G)	721	436,335
Regions Financial Corp.	26,132	556,873
Reinsurance Group of America, Inc.	430	47,842
Republic Services, Inc.	1,475	177,088
ResMed, Inc.	918	241,939
RingCentral, Inc., Class A (G)	534	116,145
Robert Half International, Inc.	802	80,465
Rockwell Automation, Inc.	832	244,641
Roku, Inc. (G)	750	235,012
Rollins, Inc.	1,427	50,416
Roper Technologies, Inc.	722	322,106
Ross Stores, Inc.	2,373	258,301
Royal Caribbean Cruises Ltd. (G)	40,272	3,582,194
Royalty Pharma PLC, Class A	1,162	41,995
RPM International, Inc.	868	67,400
S&P Global, Inc.	1,576	669,627
salesforce.com, Inc. (G)	7,566	2,052,051
SBA Communications Corp., REIT	752	248,589
Schlumberger NV	9,302	275,711
Seagate Technology Holdings PLC	1,476	121,800
Seagen, Inc. (G)	824	139,915
Sealed Air Corp.	1,009	55,283
SEI Investments Co.	889	52,718
Sempra Energy	2,086	263,879
Sensata Technologies Holding PLC (G)	1,036	56,690
ServiceNow, Inc. (G)	1,311	815,796
Sherwin-Williams Co.	1,691	473,023
Signature Bank	1,094	297,874
Simon Property Group, Inc., REIT	2,201	286,064
Sirius XM Holdings, Inc. (K)	6,884	41,992
Skyworks Solutions, Inc.	1,107	182,411
Snap, Inc., Class A (G)	6,256	462,131
Snap-on, Inc.	322	67,282
Snowflake, Inc., Class A (G)	198	59,881
Southern Co.	6,995	433,480
Southwest Airlines Co. (G)	938	48,241
Splunk, Inc. (G)	1,061	153,537
Square, Inc., Class A (G)	2,639	632,938
SS&C Technologies Holdings, Inc.	1,508	104,655
Stanley Black & Decker, Inc.	1,055	184,952
Starbucks Corp.	7,871	868,250
State Street Corp.	2,342	198,414
Steel Dynamics, Inc.	1,440	84,211
STERIS PLC	671	137,072
Stryker Corp.	2,199	579,920
Sun Communities, Inc., REIT	748	138,455
Sunrun, Inc. (G)	1,143	50,292
SVB Financial Group (G)	1,429	924,392
Synchrony Financial	3,889	190,094
Synopsys, Inc. (G)	985	294,919
Sysco Corp.	3,379	265,251
T-Mobile US, Inc. (G)	4,145	529,565
T. Rowe Price Group, Inc.	1,521	299,181
Take-Two Interactive Software, Inc. (G)	822	126,646
Target Corp.	3,279	750,137
Teladoc Health, Inc. (G) (K)	918	116,412
Teledyne Technologies, Inc. (G)	262	112,550
Teleflex, Inc.	255	96,020
Teradyne, Inc.	1,124	122,707
Tesla, Inc. (G)	5,087	3,944,867

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Texas Instruments, Inc.	6,066	$ 1,165,946
Textron, Inc.	1,503	104,924
Thermo Fisher Scientific, Inc.	2,637	1,506,597
TJX Cos., Inc.	7,998	527,708
Tractor Supply Co.	833	168,774
Trade Desk, Inc., Class A (G)	2,850	200,355
Tradeweb Markets, Inc., Class A	693	55,981
TransDigm Group, Inc. (G)	305	190,494
TransUnion	1,258	141,286
Travelers Cos., Inc.	1,658	252,033
Trimble, Inc. (G)	1,638	134,725
Truist Financial Corp.	38,247	2,243,187
Twilio, Inc., Class A (G)	1,059	337,874
Twitter, Inc. (G)	5,323	321,456
Tyler Technologies, Inc. (G)	295	135,302
Tyson Foods, Inc., Class A	1,997	157,643
Uber Technologies, Inc. (G)	7,981	357,549
UDR, Inc., REIT	1,992	105,536
UGI Corp.	1,426	60,776
Ulta Beauty, Inc. (G)	321	115,855
Union Pacific Corp.	4,426	867,540
United Parcel Service, Inc., Class B	4,810	875,901
United Rentals, Inc. (G)	463	162,481
UnitedHealth Group, Inc.	6,345	2,479,245
Unity Software, Inc. (G)	334	42,168
Universal Health Services, Inc., Class B	507	70,154
US Bancorp	42,030	2,498,263
Vail Resorts, Inc. (G)	292	97,543
Valero Energy Corp.	2,681	189,198
Veeva Systems, Inc., Class A (G)	863	248,691
Ventas, Inc., REIT	2,550	140,785
VEREIT, Inc.	1,531	69,247
VeriSign, Inc. (G)	692	141,867
Verisk Analytics, Inc.	1,006	201,472
Verizon Communications, Inc.	27,519	1,486,301
Vertex Pharmaceuticals, Inc. (G)	1,733	314,349
VF Corp.	2,196	147,110
ViacomCBS, Inc., Class B	3,725	147,175
Viatris, Inc.	8,200	111,110
VICI Properties, Inc., REIT (K)	3,584	101,821
Victoria’s Secret & Co. (G)	760	41,998
Visa, Inc., Class A	11,326	2,522,866
Vistra Corp.	2,888	49,385
VMware, Inc., Class A (G) (K)	555	82,528
Vornado Realty Trust, REIT	1,068	44,867
Voya Financial, Inc.	867	53,225
Vulcan Materials Co.	833	140,910
W.R. Berkley Corp.	882	64,545
Walgreens Boots Alliance, Inc.	4,956	233,180
Walmart, Inc.	10,362	1,444,256
Walt Disney Co. (G)	12,087	2,044,758
Waste Connections, Inc.	1,755	221,007
Waste Management, Inc.	2,823	421,643
Waters Corp. (G)	406	145,064
Wayfair, Inc., Class A (G) (K)	471	120,345
WEC Energy Group, Inc.	2,059	181,604
Wells Fargo & Co.	119,571	5,549,290
Welltower, Inc., REIT	2,767	228,001
West Pharmaceutical Services, Inc.	522	221,610
Western Digital Corp. (G)	1,986	112,090
Western Union Co.	2,705	54,695
Westinghouse Air Brake Technologies Corp.	1,200	103,452
WestRock Co.	1,755	87,452
Weyerhaeuser Co., REIT	4,930	175,360
Whirlpool Corp.	391	79,709
Williams Cos., Inc.	8,026	208,194

Transamerica Series Trust	Page 16

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Workday, Inc., Class A (G)	1,154	$ 288,373
WP Carey, Inc., REIT	1,168	85,311
WW Grainger, Inc.	334	131,282
Wyndham Hotels & Resorts, Inc.	6,608	510,072
Wynn Resorts Ltd. (G) (K)	711	60,257
Xcel Energy, Inc.	3,639	227,437
Xilinx, Inc.	1,590	240,074
XPO Logistics, Inc. (G)	546	43,451
Xylem, Inc.	1,207	149,282
Yum! Brands, Inc.	2,024	247,555
Zebra Technologies Corp., Class A (G)	317	163,388
Zendesk, Inc. (G)	847	98,582
Zillow Group, Inc., Class A (G)	395	34,989
Zillow Group, Inc., Class C (G) (K)	1,016	89,550
Zimmer Biomet Holdings, Inc.	1,425	208,563
Zions Bancorp NA	3,519	217,791
Zoetis, Inc.	3,230	627,072
Zoom Video Communications, Inc., Class A (G)	1,394	364,531
Zscaler, Inc. (G)	527	138,190

		334,992,757

Total Common Stocks (Cost $446,477,961)		589,467,166

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG,
2.97% (S)	1,518	115,150
FUCHS PETROLUB SE,
2.61% (S)	1,165	54,546
Henkel AG & Co. KGaA,
2.41% (S)	2,512	232,381
Porsche Automobil Holding SE,
2.64% (S)	4,095	404,956
Sartorius AG,
0.14% (S)	359	228,542
Volkswagen AG,
2.56% (S)	4,938	1,100,693

Total Preferred Stocks (Cost $1,673,863)		2,136,268

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (C)
U.S. Treasury Bill
0.05% (S), 02/10/2022	$ 80,000	79,988
0.06% (S), 07/14/2022	520,000	519,721

Total Short-Term U.S. Government Obligations (Cost $599,744)		599,709

	Shares	Value
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (S)	19,592,869	19,592,869

Total Other Investment Company (Cost $19,592,869)		19,592,869

	Principal	Value
REPURCHASE AGREEMENTS - 9.5%

Fixed Income Clearing Corp., 0.00% (S), dated 09/30/2021, to be repurchased at $101,897,917 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $103,935,913.

	$ 101,897,917	$ 101,897,917
State Street Bank & Trust Co., 0.00% (S), dated 09/30/2021, to be repurchased at $39,412,822 on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2026, and with a value of $40,201,140. (M)	39,412,822	39,412,822

Total Repurchase Agreements (Cost $141,310,739)		141,310,739

Total Investments (Cost $1,390,133,927)		1,522,654,819
Net Other Assets (Liabilities) - (2.4)%		(35,560,287)

Net Assets - 100.0%		$ 1,487,094,532

Transamerica Series Trust	Page 17

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month MXN-TIIE	Receive	6.13%	Monthly	07/05/2023	MXN	340,549,000	$(44,196)	$—	$(44,196)
1-Month MXN-TIIE	Receive	6.14	Monthly	07/03/2023	MXN	340,549,000	(37,891)	—	(37,891)
1-Month MXN-TIIE	Receive	6.14	Monthly	07/03/2023	MXN	340,549,000	(37,891)	1,104	(38,995)
1-Month MXN-TIIE	Receive	6.66	Monthly	07/01/2026	MXN	97,211,000	(70,699)	—	(70,699)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(66,108)	—	(66,108)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(66,108)	(3,245)	(62,863)
12-Month USD-USCPI	Pay	1.31	Maturity	05/05/2030	USD	39,025,000	6,162,310	—	6,162,310
12-Month USD-USCPI	Pay	1.37	Maturity	05/29/2030	USD	1,267,000	199,788	—	199,788
12-Month USD-USCPI	Pay	1.75	Maturity	07/30/2030	USD	1,247,000	167,191	—	167,191
12-Month USD-USCPI	Pay	1.96	Maturity	08/28/2030	USD	2,183,000	236,031	—	236,031
12-Month USD-USCPI	Pay	2.18	Maturity	12/23/2030	USD	5,694,000	435,014	—	435,014
12-Month USD-USCPI	Receive	2.56	Maturity	05/24/2031	USD	12,841,000	(368,541)	141	(368,682)
12-Month USD-USCPI	Pay	2.57	Maturity	05/26/2031	USD	3,472,000	94,927	76	94,851

Total							$6,603,827	$(1,924)	$6,605,751

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (T)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Invesco MSCI Emerging Markets UCITS ETF	JPM	Receive	Quarterly	06/21/2022	USD	117,001,958	186,211	(2,406,538)	—	(2,406,538)
iShares MSCI Emerging Markets ex China ETF	BNP	Receive	Quarterly	01/13/2022	USD	6,475,358	921	(44,824)	—	(44,824)
MSCI Daily TR Gross USA USD Index	BNP	Receive	Quarterly	05/06/2022	USD	201,722,918	10,368	(2,344,274)	—	(2,344,274)
MSCI Daily TR Gross USA USD Index	BNP	Receive	Quarterly	09/29/2022	USD	45,627,832	2,323	(923,397)	—	(923,397)
MSCI Japan Net Total Return USD Index	JPM	Receive	Quarterly	05/10/2022	USD	58,030,595	7,351	2,690,397	—	2,690,397

Total								$(3,028,636)	$—	$(3,028,636)

Bilateral Equity Basket Total Return Swaps

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Barclays Short Bitcoin Plays Swap (H)	BCLY	Pay	5/23/2022	USD	1,316,766	0.1%	$15	$(16,668)	$16,683
Barclays Short Bitcoin Plays Swap	BCLY	Pay	5/23/2022	USD	393,985	0.0	23,651	(3,339)	26,990
Barclays Short Bitcoin Plays Swap	BCLY	Pay	5/23/2022	USD	726,619	0.0	132,861	—	132,861
Barclays Short EV Swap	BCLY	Pay	6/13/2022	USD	9,300,576	0.6	229,836	—	229,836
BNP Short US E-Commerce Swap	BNP	Pay	9/6/2022	USD	4,720,656	0.3	463,153	—	463,153
BNP Short US E-Commerce Swap	BNP	Pay	9/6/2022	USD	4,843,493	0.3	305,708	—	305,708
JPMorgan Long US Defensives Swap (a)	JPM	Receive	7/21/2022	USD	24,840,772	1.7	(162,961)	—	(162,961)
JPMorgan Short Cyclicals ex TTIC Swap (b)	JPM	Pay	7/21/2022	USD	24,755,075	1.7	(351,186)	—	(351,186)
JPMorgan US Anti-Value (S&P 1500) (c)	JPM	Pay	9/14/2022	USD	6,338,795	0.4	168,044	—	168,044
JPMorgan US Anti-Value (S&P 1500) (c)	JPM	Pay	9/14/2022	USD	14,280,108	1.0	280,851	—	280,851
JPMorgan US Anti-Value (S&P 1500) (c)	JPM	Pay	9/14/2022	USD	14,201,962	1.0	248,476	—	248,476
JPMorgan US Anti-Value (S&P 1500) (c)	JPM	Pay	9/14/2022	USD	14,463,140	1.0	213,766	—	213,766
JPMorgan US Anti-Value (S&P 1500) (c)	JPM	Pay	9/14/2022	USD	14,111,199	0.9	253,253	—	253,253
JPMorgan US Anti-Value 2 (d)	JPM	Pay	9/14/2022	USD	28,088,583	1.9	1,223,190	—	1,223,190
JPMorgan US Low-Volume (e)	JPM	Pay	9/14/2022	USD	2,113,274	0.1	63,771	—	63,771
JPMorgan US Low-Volume (e)	JPM	Pay	9/14/2022	USD	4,782,907	0.3	138,465	—	138,465
JPMorgan US Low-Volume (e)	JPM	Pay	9/14/2022	USD	4,744,433	0.3	113,777	—	113,777
JPMorgan US Low-Volume (e)	JPM	Pay	9/14/2022	USD	4,812,235	0.3	114,993	—	114,993
JPMorgan US Low-Volume (e)	JPM	Pay	9/14/2022	USD	4,683,602	0.3	102,957	—	102,957
JPMorgan US Value (S&P 1500) (f)	JPM	Receive	9/14/2022	USD	8,441,345	0.6	(9,075)	—	(9,075)
JPMorgan US Value (S&P 1500) (f)	JPM	Receive	9/14/2022	USD	19,223,412	1.3	(59,336)	—	(59,336)
JPMorgan US Value (S&P 1500) (f)	JPM	Receive	9/14/2022	USD	19,485,789	1.3	(25,592)	—	(25,592)
JPMorgan US Value (S&P 1500) (f)	JPM	Receive	9/14/2022	USD	18,256,421	1.2	(72,401)	—	(72,401)
JPMorgan US Value (S&P 1500) (f)	JPM	Receive	9/14/2022	USD	18,778,549	1.3	51,833	—	51,833
JPMorgan US Value 2 (g)	JPM	Receive	9/14/2022	USD	28,165,614	1.9	(579,437)	—	(579,437)

Total							$2,868,612	$(20,007)	$2,888,619

Transamerica Series Trust	Page 18

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

(a)	The significant reference entities underlying the corresponding total return swap as of September 30, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Beverages - 0.0%
Coca-Cola Co.	4,830	$ 253,410	2.58%
PepsiCo, Inc.	1,626	244,621	2.49

		498,031

Biotechnology - 0.0%
AbbVie, Inc.	2,084	224,814	2.29
Amgen, Inc.	682	145,115	1.48
Biogen, Inc.	181	51,323	0.52
Gilead Sciences, Inc.	1,483	103,622	1.06
Moderna, Inc.	366	140,906	1.44
Regeneron Pharmaceuticals, Inc.	125	75,369	0.77
Vertex Pharmaceuticals, Inc.	309	55,994	0.57

		797,143

Diversified Telecommunication Services - 0.0%
AT&T, Inc.	8,441	227,988	2.32

Electric Utilities - 0.0%
Duke Energy Corp.	908	88,607	0.90
Exelon Corp.	1,156	55,859	0.57
NextEra Energy, Inc.	2,306	181,030	1.85
Southern Co.	1,248	77,366	0.79

		402,862

Food & Staples Retailing - 0.0%
Costco Wholesale Corp.	524	235,351	2.40
Walmart, Inc.	1,831	255,140	2.60

		490,491

Food Products - 0.0%
Mondelez International, Inc., Class A	1,661	96,639	0.99

Health Care Equipment & Supplies - 0.0%
Abbott Laboratories	2,085	246,247	2.51
Align Technology, Inc.	89	58,982	0.60
Becton Dickinson & Co.	342	83,983	0.86
Boston Scientific Corp.	1,671	72,500	0.74
Danaher Corp.	753	229,378	2.34
DexCom, Inc.	113	61,817	0.63
Edwards Lifesciences Corp.	736	83,361	0.85
IDEXX Laboratories, Inc.	100	62,405	0.64
Intuitive Surgical, Inc.	139	138,332	1.41
Medtronic PLC	1,583	198,378	2.02
Stryker Corp.	397	104,606	1.07

		1,339,989

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Providers & Services - 0.0%
Anthem, Inc.	289	$ 107,852	1.10%
Cigna Corp.	416	83,219	0.85
CVS Health Corp.	1,550	131,532	1.34
HCA Healthcare, Inc.	322	78,082	0.80
Humana, Inc.	152	59,038	0.60
UnitedHealth Group, Inc.	1,121	438,153	4.47

		897,876

Household Products - 0.0%
Colgate-Palmolive Co.	947	71,546	0.73
Kimberly-Clark Corp.	396	52,464	0.53
Procter & Gamble Co.	2,894	404,531	4.12

		528,541

Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	360	56,744	0.58
Illumina, Inc.	172	69,876	0.71
IQVIA Holdings, Inc.	226	54,241	0.55
Thermo Fisher Scientific, Inc.	464	265,044	2.70

		445,905

Multi-Utilities - 0.0%
Dominion Energy, Inc.	949	69,291	0.71

Personal Products - 0.0%
Estee Lauder Cos., Inc., Class A	271	81,338	0.83

Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co.	2,637	156,027	1.59
Eli Lilly & Co.	956	220,906	2.25
Johnson & Johnson	3,105	501,476	5.11
Merck & Co., Inc.	2,990	224,543	2.29
Pfizer, Inc.	6,535	281,057	2.87
Zoetis, Inc.	558	108,400	1.11

		1,492,409

Wireless Telecommunication Services - 0.0%
T-Mobile US, Inc.	731	93,335	0.95

TOTAL COMMON STOCKS - LONG		$ 7,461,838

Transamerica Series Trust	Page 19

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of September 30, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense - 0.0%
Boeing Co.	782	$ 171,968	1.73%
General Dynamics Corp.	342	66,959	0.68
L3 Harris Technologies, Inc.	295	65,017	0.66
Northrop Grumman Corp.	222	80,111	0.81
Raytheon Technologies Corp.	2,147	184,529	1.86

		568,584

Air Freight & Logistics - 0.0%
FedEx Corp.	355	77,791	0.78
United Parcel Service, Inc., Class B	1,010	183,998	1.85

		261,789

Auto Components - 0.0%
Aptiv PLC	381	56,695	0.57

Automobiles - 0.1%
Ford Motor Co.	5,520	78,156	0.79
General Motors Co.	1,827	96,320	0.97
Tesla, Inc.	1,078	836,293	8.43

		1,010,769

Building Products - 0.0%
Carrier Global Corp.	1,164	60,274	0.61
Johnson Controls International PLC	1,012	68,928	0.69
Trane Technologies PLC	334	57,732	0.58

		186,934

Chemicals - 0.0%
Air Products & Chemicals, Inc.	310	79,438	0.80
Dow, Inc.	1,043	60,058	0.61
Ecolab, Inc.	359	74,929	0.76
Linde PLC	734	215,468	2.17
Sherwin-Williams Co.	357	99,894	1.01

		529,787

Commercial Services & Supplies - 0.0%
Waste Management, Inc.	595	88,909	0.90

Electrical Equipment - 0.0%
Eaton Corp. PLC	560	83,647	0.84
Emerson Electric Co.	845	79,562	0.80

		163,209

Hotels, Restaurants & Leisure - 0.0%
Booking Holdings, Inc.	58	137,491	1.39
Chipotle Mexican Grill, Inc.	40	72,492	0.73
Marriott International, Inc., Class A	394	58,388	0.59
McDonald’s Corp.	1,049	253,012	2.55
Starbucks Corp.	1,660	183,074	1.85

		704,457

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Industrial Conglomerates - 0.0%
3M Co.	814	$ 142,860	1.44%
General Electric Co.	1,550	159,708	1.61
Honeywell International, Inc.	981	208,204	2.10
Roper Technologies, Inc.	148	65,977	0.67

		576,749

Machinery - 0.0%
Caterpillar, Inc.	768	147,353	1.49
Deere & Co.	417	139,846	1.41
Illinois Tool Works, Inc.	445	91,963	0.93

		379,162

Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	2,049	66,662	0.67
Newmont Corp.	1,124	61,027	0.62

		127,689

Multiline Retail - 0.0%
Dollar General Corp.	343	72,847	0.73
Target Corp.	703	160,842	1.62

		233,689

Road & Rail - 0.0%
CSX Corp.	3,211	95,500	0.96
Norfolk Southern Corp.	355	84,931	0.86
Uber Technologies, Inc.	1,698	76,071	0.77
Union Pacific Corp.	940	184,268	1.86

		440,770

Specialty Retail - 0.0%
AutoZone, Inc.	32	54,047	0.54
Home Depot, Inc.	1,513	496,717	5.01
Lowe’s Cos., Inc.	1,027	208,382	2.10
O’Reilly Automotive, Inc.	99	60,553	0.61
Ross Stores, Inc.	506	55,108	0.56
TJX Cos., Inc.	1,689	111,447	1.12

		986,254

Textiles, Apparel & Luxury Goods - 0.0%
Lululemon Athletica, Inc.	174	70,549	0.71
NIKE, Inc., Class B	1,786	259,436	2.62

		329,985

TOTAL COMMON STOCKS - LONG		$ 6,645,431

Transamerica Series Trust	Page 20

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of September 30, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense - 0.0%
Boeing Co.	239	$ 52,503	0.54%
TransDigm Group, Inc.	85	52,850	0.54

		105,353

Airlines - 0.0%
United Airlines Holdings, Inc.	1,129	53,702	0.55

Banks - 0.0%
Commerce Bancshares, Inc.	742	51,719	0.53
Cullen / Frost Bankers, Inc.	455	53,938	0.55
First Financial Bankshares, Inc.	1,153	52,957	0.54
Glacier Bancorp, Inc.	998	55,219	0.57
Great Western Bancorp, Inc.	1,764	57,768	0.59
Lakeland Financial Corp.	768	54,736	0.56
ServisFirst Bancshares, Inc.	699	54,410	0.56
Signature Bank	193	52,464	0.54
SVB Financial Group	86	55,918	0.57
Triumph Bancorp, Inc.	624	62,509	0.64
Westamerica BanCorp	918	51,665	0.53

		603,303

Beverages - 0.0%
Celsius Holdings, Inc.	580	52,268	0.54

Biotechnology - 0.0%
Coherus Biosciences, Inc.	3,265	52,473	0.54
Cytokinetics, Inc.	1,689	60,352	0.62

		112,825

Building Products - 0.0%
AAON, Inc.	787	51,410	0.53

Capital Markets - 0.0%
FactSet Research Systems, Inc.	132	52,176	0.53

Chemicals - 0.0%
Balchem Corp.	363	52,678	0.54

Commercial Services & Supplies - 0.0%
Viad Corp.	1,185	53,802	0.55

Electrical Equipment - 0.0%
Vicor Corp.	402	53,992	0.55

Energy Equipment & Services - 0.0%
Helmerich & Payne, Inc.	1,875	51,404	0.53

Entertainment - 0.0%
Live Nation Entertainment, Inc.	590	53,785	0.55

Equity Real Estate Investment Trusts - 0.0%
DiamondRock Hospitality Co.	5,897	55,722	0.57
Hersha Hospitality Trust	5,691	53,100	0.54
Host Hotels & Resorts, Inc.	3,146	51,371	0.53
Park Hotels & Resorts, Inc.	2,690	51,490	0.53
Pebblebrook Hotel Trust	2,386	53,478	0.55
Summit Hotel Properties, Inc.	5,723	55,117	0.57
Xenia Hotels & Resorts, Inc.	3,044	53,997	0.55

		374,275

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Food & Staples Retailing - 0.0%
Chefs’ Warehouse, Inc.	1,819	$ 59,240	0.61%

Health Care Providers & Services - 0.0%
CorVel Corp.	299	55,607	0.57
HealthEquity, Inc.	798	51,708	0.53
R1 RCM, Inc.	2,527	55,612	0.57

		162,927

Hotels, Restaurants & Leisure - 0.0%
Hilton Worldwide Holdings, Inc.	400	52,896	0.54
Norwegian Cruise Line Holdings Ltd.	2,060	55,015	0.56
Royal Caribbean Cruises Ltd.	621	55,251	0.57

		163,162

Insurance - 0.0%
Ambac Financial Group, Inc.	3,759	53,830	0.55

IT Services - 0.0%
Sabre Corp.	4,691	55,542	0.57

Oil, Gas & Consumable Fuels - 0.0%
Hess Corp.	744	58,113	0.60
Par Pacific Holdings, Inc.	3,424	53,826	0.55
PBF Energy, Inc., Class A	5,366	69,599	0.71
Penn Virginia Corp.	2,515	67,085	0.69

		248,623

Semiconductors & Semiconductor Equipment - 0.0%
Lattice Semiconductor Corp.	800	51,734	0.53
PDF Solutions, Inc.	2,232	51,424	0.53

		103,158

Software - 0.0%
Paylocity Holding Corp.	191	53,465	0.55

Thrifts & Mortgage Finance - 0.0%
Axos Financial, Inc.	1,101	56,731	0.58
Capitol Federal Financial, Inc.	4,560	52,397	0.54

		109,128

Trading Companies & Distributors - 0.0%
NOW, Inc.	6,994	53,508	0.55

TOTAL COMMON STOCKS - LONG		$ 2,733,556

Transamerica Series Trust	Page 21

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

(d)	The significant reference entities underlying the corresponding total return swap as of September 30, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense - 0.0%
Boeing Co.	204	$ 44,841	1.05%
TransDigm Group, Inc.	73	45,548	1.07

		90,389

Airlines - 0.0%
American Airlines Group, Inc.	2,159	44,305	1.04
United Airlines Holdings, Inc.	936	44,542	1.05

		88,847

Automobiles - 0.0%
Tesla, Inc.	58	44,825	1.05

Banks - 0.0%
First Republic Bank	221	42,604	1.00

Capital Markets - 0.0%
Charles Schwab Corp.	603	43,923	1.03
CME Group, Inc.	227	43,828	1.03
Intercontinental Exchange, Inc.	365	41,926	0.99
MarketAxess Holdings, Inc.	98	41,365	0.97
Nasdaq, Inc.	220	42,535	1.00

		213,577

Chemicals - 0.0%
Air Products & Chemicals, Inc.	163	41,819	0.98

Commercial Services & Supplies - 0.0%
Cintas Corp.	109	41,506	0.98
Copart, Inc.	307	42,580	1.00

		84,086

Construction Materials - 0.0%
Vulcan Materials Co.	248	41,921	0.99

Containers & Packaging - 0.0%
Ball Corp.	457	41,104	0.97

Energy Equipment & Services - 0.0%
NOV, Inc.	3,429	44,952	1.06

Entertainment - 0.0%
Live Nation Entertainment, Inc.	505	46,013	1.08
Netflix, Inc.	73	44,560	1.05

		90,573

Equity Real Estate Investment Trusts - 0.0%
Host Hotels & Resorts, Inc.	2,711	44,265	1.04
UDR, Inc.	814	43,142	1.01

		87,407

Food & Staples Retailing - 0.0%
Costco Wholesale Corp.	94	42,053	0.99

Health Care Equipment & Supplies - 0.0%
DexCom, Inc.	79	43,165	1.02

Hotels, Restaurants & Leisure - 0.0%
Booking Holdings, Inc.	19	44,696	1.05
Carnival Corp.	1,873	46,856	1.10
Chipotle Mexican Grill, Inc.	23	41,535	0.98
Hilton Worldwide Holdings, Inc.	347	45,823	1.08
Norwegian Cruise Line Holdings Ltd.	1,749	46,710	1.10
Royal Caribbean Cruises Ltd.	534	47,515	1.12

		273,135

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Products - 0.0%
Clorox Co.	258	$ 42,756	1.01%

Insurance - 0.0%
Aon PLC, Class A	149	42,632	1.00
Arthur J Gallagher & Co.	300	44,595	1.05
Marsh & McLennan Cos., Inc.	272	41,204	0.97

		128,431

Interactive Media & Services - 0.0%
Twitter, Inc.	698	42,170	0.99

Internet & Direct Marketing Retail - 0.0%
Etsy, Inc.	201	41,872	0.99

IT Services - 0.0%
Mastercard, Inc., Class A	124	43,157	1.02

Life Sciences Tools & Services - 0.0%
Bio-Techne Corp.	86	41,586	0.98

Machinery - 0.0%
IDEX Corp.	200	41,456	0.98

Oil, Gas & Consumable Fuels - 0.0%
Devon Energy Corp.	1,533	54,437	1.28
Hess Corp.	636	49,675	1.17
Phillips 66	653	45,764	1.08

		149,876

Professional Services - 0.0%
Verisk Analytics, Inc.	213	42,641	1.00

Road & Rail - 0.0%
Old Dominion Freight Line, Inc.	151	43,066	1.01

Semiconductors & Semiconductor Equipment - 0.0%
Monolithic Power Systems, Inc.	89	43,299	1.02

Software - 0.0%
Autodesk, Inc.	152	43,237	1.02
Intuit, Inc.	77	41,448	0.98
Paycom Software, Inc.	91	45,041	1.06
ServiceNow, Inc.	67	41,749	0.98
Tyler Technologies, Inc.	91	41,900	0.99

		213,375

Trading Companies & Distributors - 0.0%
Fastenal Co.	817	42,146	0.99

TOTAL COMMON STOCKS - LONG		$ 2,186,288

Transamerica Series Trust	Page 22

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of September 30, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense - 0.0%
Northrop Grumman Corp.	147	$ 53,052	0.55%

Airlines - 0.0%
Southwest Airlines Co.	1,080	55,524	0.57

Auto Components - 0.0%
Gentex Corp.	1,665	54,910	0.57
Standard Motor Products, Inc.	1,227	53,613	0.55

		108,523

Banks - 0.0%
City Holding Co.	699	54,435	0.56
Commerce Bancshares, Inc.	762	53,062	0.55
Community Bank System, Inc.	760	51,981	0.54
CVB Financial Corp.	2,679	54,571	0.56
First Financial Bankshares, Inc.	1,183	54,351	0.56
Glacier Bancorp, Inc.	1,025	56,745	0.58
Heritage Financial Corp.	2,145	54,697	0.56
JPMorgan Chase & Co.	329	53,925	0.56
NBT Bancorp, Inc.	1,522	54,972	0.57
Park National Corp.	462	56,310	0.58
Southside Bancshares, Inc.	1,406	53,823	0.55
Tompkins Financial Corp.	685	55,459	0.57
Westamerica BanCorp	943	53,061	0.55

		707,392

Building Products - 0.0%
AAON, Inc.	806	52,668	0.54

Capital Markets - 0.0%
CME Group, Inc.	273	52,787	0.54
FactSet Research Systems, Inc.	136	53,585	0.55

		106,372

Commercial Services & Supplies - 0.0%
Tetra Tech, Inc.	352	52,562	0.54

Construction & Engineering - 0.0%
Arcosa, Inc.	1,053	52,828	0.54

Consumer Finance - 0.0%
American Express Co.	326	54,668	0.56

Energy Equipment & Services - 0.0%
Baker Hughes Co.	2,191	54,183	0.56
Dril-Quip, Inc.	2,277	57,340	0.59

		111,523

Entertainment - 0.0%
Electronic Arts, Inc.	367	52,201	0.54

Equity Real Estate Investment Trusts - 0.0%
Easterly Government Properties, Inc.	2,507	51,804	0.53
PS Business Parks, Inc.	332	52,030	0.54

		103,834

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Food Products - 0.0%
Flowers Foods, Inc.	2,220	$ 52,457	0.54%

Hotels, Restaurants & Leisure - 0.0%
McDonald’s Corp.	217	52,345	0.54

Insurance - 0.0%
AMERISAFE, Inc.	922	51,794	0.53
Safety Insurance Group, Inc.	659	52,245	0.54
W.R. Berkley Corp.	721	52,765	0.54

		156,804

IT Services - 0.0%
MAXIMUS, Inc.	628	52,212	0.54
Paychex, Inc.	471	53,013	0.55

		105,225

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.	91	52,175	0.54

Mortgage Real Estate Investment Trusts - 0.0%
KKR Real Estate Finance Trust, Inc.	2,456	51,822	0.53

Oil, Gas & Consumable Fuels - 0.0%
Cabot Oil & Gas Corp.	2,862	62,267	0.64
Chevron Corp.	542	54,962	0.57
Exxon Mobil Corp.	963	56,624	0.58
Kinder Morgan, Inc.	3,269	54,695	0.56
Williams Cos., Inc.	2,155	55,894	0.58

		284,442

Pharmaceuticals - 0.0%
Merck & Co., Inc.	712	53,454	0.55

Semiconductors & Semiconductor Equipment - 0.0%
Texas Instruments, Inc.	272	52,344	0.54

Specialty Retail - 0.0%
AutoZone, Inc.	34	57,018	0.59
Murphy USA, Inc.	348	58,228	0.60
O’Reilly Automotive, Inc.	88	53,653	0.55

		168,899

Thrifts & Mortgage Finance - 0.0%
Capitol Federal Financial, Inc.	4,679	53,765	0.55
Northwest Bancshares, Inc.	4,133	54,891	0.57

		108,656

Trading Companies & Distributors - 0.0%
GATX Corp.	588	52,632	0.54

TOTAL COMMON STOCKS - LONG		$ 2,702,402

Transamerica Series Trust	Page 23

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

(f)	The significant reference entities underlying the corresponding total return swap as of September 30, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc.	684	$ 55,885	0.56%

Airlines - 0.0%
SkyWest, Inc.	1,157	57,088	0.57

Auto Components - 0.0%
American Axle & Manufacturing Holdings, Inc.	6,223	54,827	0.55

Banks - 0.0%
Ameris Bancorp	1,100	57,066	0.57
Associated Banc-Corp.	2,505	53,647	0.54
Customers Bancorp, Inc.	1,330	57,211	0.57
First Horizon Corp.	3,342	54,438	0.55
FNB Corp.	4,624	53,731	0.54
Hope Bancorp, Inc.	3,833	55,343	0.55
OFG Bancorp	2,231	56,254	0.56
PacWest Bancorp	1,205	54,631	0.55
Zions Bancorp NA	893	55,253	0.55

		497,574

Building Products - 0.0%
Griffon Corp.	2,187	53,795	0.54

Capital Markets - 0.0%
Piper Sandler Cos.	384	53,157	0.53

Chemicals - 0.0%
AdvanSix, Inc.	1,344	53,431	0.54
Mosaic Co.	1,600	57,170	0.57
Trinseo SA	1,034	55,842	0.56

		166,443

Commercial Services & Supplies - 0.0%
Interface, Inc.	3,571	54,101	0.54

Consumer Finance - 0.0%
Capital One Financial Corp.	328	53,099	0.53

Electrical Equipment - 0.0%
Encore Wire Corp.	595	56,434	0.57

Energy Equipment & Services - 0.0%
Archrock, Inc.	7,025	57,953	0.58
Schlumberger NV	1,926	57,098	0.57

		115,051

Food & Staples Retailing - 0.0%
SpartanNash Co.	2,438	53,401	0.54
United Natural Foods, Inc.	1,420	68,781	0.69

		122,182

Food Products - 0.0%
Fresh Del Monte Produce, Inc.	1,699	54,728	0.55
TreeHouse Foods, Inc.	1,334	53,215	0.53
Tyson Foods, Inc., Class A	685	54,068	0.54

		162,011

Health Care Providers & Services - 0.0%
Centene Corp.	852	53,086	0.53

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Hotels, Restaurants & Leisure - 0.0%
Boyd Gaming Corp.	861	$ 54,484	0.55%
Chuy’s Holdings, Inc.	1,695	53,432	0.54

		107,916

Household Products - 0.0%
Central Garden & Pet Co., Class A	1,297	55,767	0.56

Insurance - 0.0%
Genworth Financial, Inc., Class A	14,589	54,708	0.55
SiriusPoint Ltd.	5,788	53,595	0.54

		108,303

IT Services - 0.0%
Alliance Data Systems Corp.	542	54,707	0.55

Machinery - 0.0%
Wabash National Corp.	3,534	53,471	0.54

Media - 0.0%
EW Scripps Co., Class A	3,080	55,623	0.56
TEGNA, Inc.	3,110	61,325	0.61

		116,948

Mortgage Real Estate Investment Trusts - 0.0%
Redwood Trust, Inc.	4,156	53,566	0.54

Oil, Gas & Consumable Fuels - 0.0%
Bonanza Creek Energy, Inc.	1,167	55,889	0.56
Laredo Petroleum, Inc.	821	66,570	0.67
Marathon Petroleum Corp.	903	55,823	0.56
SM Energy Co.	2,554	67,369	0.68

		245,651

Pharmaceuticals - 0.0%
Endo International PLC	16,704	54,120	0.54

Professional Services - 0.0%
Heidrick & Struggles International, Inc.	1,227	54,758	0.55

Road & Rail - 0.0%
ArcBest Corp.	767	62,678	0.63
Ryder System, Inc.	654	54,065	0.54

		116,743

Software - 0.0%
Progress Software Corp.	1,124	55,305	0.55

Specialty Retail - 0.0%
Aaron’s Co., Inc.	1,926	53,032	0.53
Group 1 Automotive, Inc.	321	60,355	0.61

		113,387

Trading Companies & Distributors - 0.0%
Univar Solutions, Inc.	2,249	53,574	0.54

TOTAL COMMON STOCKS - LONG		$ 2,798,949

Transamerica Series Trust	Page 24

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

(g)	The significant reference entities underlying the corresponding total return swap as of September 30, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense - 0.0%
Huntington Ingalls Industries, Inc.	164	$ 31,705	0.97%
Northrop Grumman Corp.	92	33,045	1.01
Textron, Inc.	459	32,028	0.98

		96,778

Air Freight & Logistics - 0.0%
CH Robinson Worldwide, Inc.	375	32,629	1.00

Auto Components - 0.0%
BorgWarner, Inc.	768	33,203	1.02

Automobiles - 0.0%
Ford Motor Co.	2,565	36,325	1.12
General Motors Co.	676	35,634	1.09

		71,959

Banks - 0.0%
Citigroup, Inc.	465	32,604	1.00
Comerica, Inc.	448	36,037	1.11
M&T Bank Corp.	237	35,437	1.09
Zions Bancorp NA	569	35,197	1.08

		139,275

Beverages - 0.0%
Molson Coors Beverage Co., Class B	711	32,968	1.01

Capital Markets - 0.0%
Invesco Ltd.	1,321	31,849	0.98

Chemicals - 0.0%
LyondellBasell Industries NV, Class A	357	33,542	1.03
Mosaic Co.	1,037	37,037	1.14

		70,579

Communications Equipment - 0.0%
Juniper Networks, Inc.	1,163	32,013	0.98

Consumer Finance - 0.0%
Capital One Financial Corp.	210	34,036	1.04

Distributors - 0.0%
LKQ Corp.	645	32,432	1.00

Diversified Telecommunication Services - 0.0%
AT&T, Inc.	1,194	32,245	0.99
Lumen Technologies, Inc.	2,648	32,813	1.01

		65,058

Energy Equipment & Services - 0.0%
Schlumberger NV	1,230	36,448	1.12

Equity Real Estate Investment Trusts - 0.0%
Kimco Realty Corp.	1,527	31,695	0.97
Simon Property Group, Inc.	251	32,564	1.00
Weyerhaeuser Co.	939	33,391	1.03

		97,650

Food Products - 0.0%
Archer-Daniels-Midland Co.	549	32,927	1.01
Conagra Brands, Inc.	985	33,374	1.02
Kraft Heinz Co.	895	32,967	1.01
Tyson Foods, Inc., Class A	433	34,189	1.05

		133,457

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Providers & Services - 0.0%
AmerisourceBergen Corp.	265	$ 31,634	0.97%
Anthem, Inc.	88	32,858	1.01
Centene Corp.	528	32,920	1.01
CVS Health Corp.	383	32,523	1.00
McKesson Corp.	160	31,894	0.98

		161,829

Insurance - 0.0%
American International Group, Inc.	599	32,853	1.01
MetLife, Inc.	536	33,108	1.02
Principal Financial Group, Inc.	502	32,303	0.99

		98,264

IT Services - 0.0%
Cognizant Technology Solutions Corp., Class A	428	31,764	0.98
International Business Machines Corp.	238	33,018	1.01

		64,782

Media - 0.0%
ViacomCBS, Inc., Class B	811	32,061	0.98

Multiline Retail - 0.0%
Dollar Tree, Inc.	359	34,357	1.05

Oil, Gas & Consumable Fuels - 0.0%
EOG Resources, Inc.	486	39,012	1.20
Kinder Morgan, Inc.	2,048	34,270	1.05
Marathon Petroleum Corp.	572	35,342	1.09

		108,624

Professional Services - 0.0%
Jacobs Engineering Group, Inc.	242	32,006	0.98
Leidos Holdings, Inc.	330	31,766	0.98

		63,772

Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A	334	32,474	1.00

Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp.	613	32,661	1.00
Micron Technology, Inc.	449	31,886	0.98

		64,547

Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co.	2,233	31,818	0.98
HP, Inc.	1,160	31,747	0.97

		63,565

TOTAL COMMON STOCKS - LONG		$ 1,664,609

Transamerica Series Trust	Page 25

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Value
OTC Swap Agreements, at value (Assets)	$6,818,997
OTC Swap Agreements, at value (Liabilities)	$(6,979,021)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Korea Government Bond	67	12/21/2021	$7,147,734	$7,028,775	$—	$(118,959)
Gold 100 oz (M)	87	12/29/2021	15,224,428	15,285,900	61,472	—
U.S. Treasury Ultra Bond	17	12/21/2021	3,379,925	3,248,063	—	(131,862)

Total					$61,472	$(250,821)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(174)	12/31/2021	$(38,312,339)	$(38,289,516)	$22,823	$—
5-Year U.S. Treasury Note	(189)	12/31/2021	(23,315,974)	(23,198,274)	117,700	—
10-Year U.S. Treasury Note	(137)	12/21/2021	(18,142,062)	(18,030,484)	111,578	—
10-Year U.S. Treasury Ultra Note	(652)	12/21/2021	(96,132,372)	(94,703,000)	1,429,372	—
Copper (M)	(133)	12/29/2021	(14,235,145)	(13,595,925)	639,220	—
EURO STOXX 50® Index	(312)	12/17/2021	(15,032,090)	(14,629,681)	402,409	—
Euro-BTP Italy Government Bond	(241)	12/08/2021	(43,102,197)	(42,418,716)	683,481	—
FTSE 100 Index	(2)	12/17/2021	(190,048)	(190,617)	—	(569)
German Euro Bund	(10)	12/08/2021	(1,995,533)	(1,967,110)	28,423	—
MSCI Emerging Markets Index	(182)	12/17/2021	(11,825,383)	(11,334,960)	490,423	—
Nikkei 225 Index	(24)	12/09/2021	(3,185,813)	(3,159,711)	26,102	—
S&P 500® E-Mini Index	(349)	12/17/2021	(77,484,317)	(74,995,737)	2,488,580	—

Total					$6,440,111	$(569)

Total Futures Contracts					$6,501,583	$(251,390)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	11/19/2021	KRW	7,906,544,838	USD	6,790,114	$—	$(117,915)
BCLY	11/19/2021	CHF	2,902,268	USD	3,183,778	—	(65,725)
BCLY	11/19/2021	EUR	27,360	USD	32,369	—	(646)
BCLY	12/16/2021	USD	807,565	CAD	1,023,936	—	(854)
BCLY	12/16/2021	USD	684,103	GBP	506,474	1,573	—
BCLY	12/16/2021	USD	38,967	SGD	52,299	456	—
BNP	11/19/2021	CNH	4,330,000	USD	668,922	—	(56)
BNP	11/19/2021	PEN	1,940,000	USD	476,015	—	(7,458)
BNP	11/19/2021	CZK	14,948,830	USD	690,570	—	(8,516)
BNP	12/16/2021	USD	252,583	CAD	320,254	—	(264)
BNP	12/16/2021	USD	8,143,069	CHF	7,518,506	59,047	—
BNP	12/16/2021	USD	104,199,915	CNY	677,472,417	—	(36,499)
BNP	12/16/2021	USD	381,625	DKK	2,396,702	7,712	—
BNP	12/16/2021	USD	8,092,663	EUR	6,835,952	160,881	—
BNP	12/16/2021	USD	8,122,630	GBP	5,942,579	114,340	—
BNP	12/16/2021	USD	124,809	HKD	970,619	101	—
BNP	12/16/2021	USD	1,760,337	JPY	196,079,945	—	(2,789)
BNP	12/16/2021	USD	177,495	KRW	207,660,457	2,300	—
BNP	12/16/2021	USD	262,564	RUB	19,506,920	—	(1,428)
BNP	12/16/2021	USD	10,274,391	TWD	282,868,362	121,062	—
BNP	12/16/2021	MXN	185,814,983	USD	9,197,826	—	(296,247)
BNP	12/16/2021	CLP	281,373,739	USD	352,532	—	(7,962)
BNP	12/16/2021	COP	437,501,613	USD	113,448	845	—
BNP	12/16/2021	INR	4,816,009	USD	64,839	—	(476)
BNP	12/16/2021	RUB	1,384,310,378	USD	18,652,276	81,923	—
BNP	12/16/2021	GBP	1,149,590	USD	1,592,688	—	(43,487)
BNP	12/16/2021	CZK	2,606,976	USD	121,302	—	(2,421)
BNP	12/16/2021	JPY	57,424,457	USD	524,032	—	(7,679)
BNP	12/16/2021	CHF	7,041,714	USD	7,676,315	—	(104,947)
CITI	11/19/2021	THB	60,310,395	USD	1,799,086	—	(17,196)
CITI	11/19/2021	CNH	88,223,134	USD	13,519,148	108,905	—
CITI	12/16/2021	USD	467,228	HKD	3,633,560	377	—
GSI	11/19/2021	PLN	382,880	USD	98,755	—	(2,503)
GSI	11/19/2021	RON	1,821,720	USD	434,549	—	(9,347)
GSI	11/19/2021	HUF	59,402,713	USD	198,170	—	(7,072)
GSI	11/19/2021	EUR	365,000	USD	424,410	—	(1,203)
GSI	12/16/2021	USD	36,923,760	BRL	197,867,045	1,073,778	—
GSI	12/16/2021	USD	9,515,932	CAD	12,065,460	—	(10,003)
GSI	12/16/2021	USD	4,520,577	EUR	3,855,279	47,281	—
JPM	10/05/2021	EUR	935,960	USD	1,082,841	1,440	—
JPM	11/19/2021	USD	347,204	CAD	437,876	1,519	—
JPM	11/19/2021	USD	1,447,035	EUR	1,243,137	5,654	—
JPM	11/19/2021	USD	5,174,326	GBP	3,749,032	122,724	—
JPM	11/19/2021	JPY	991,596,106	USD	9,091,915	—	(179,232)
JPM	11/19/2021	EUR	18,328,348	USD	21,621,989	—	(370,797)
JPM	11/19/2021	NOK	2,426,669	USD	274,356	3,128	—
JPM	11/19/2021	SEK	10,810,853	USD	1,248,320	—	(12,978)
JPM	11/19/2021	DKK	785,298	USD	124,547	—	(2,115)
JPM	12/16/2021	USD	1,589,476	AUD	2,167,436	21,914	—
JPM	12/16/2021	USD	21,990,371	EUR	18,569,200	444,454	—

Transamerica Series Trust	Page 26

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	12/16/2021	CHF	3,931,165	USD	4,285,251	$—	$(58,397)
JPM	12/16/2021	GBP	1,752,744	USD	2,428,246	—	(66,228)
UBS	10/05/2021	JPY	27,041,428	USD	242,589	391	—
UBS	11/19/2021	USD	10,410,691	AUD	14,198,185	143,999	—
UBS	11/19/2021	USD	1,632,798	EUR	1,396,987	13,032	—
UBS	11/19/2021	USD	823,620	JPY	90,899,332	6,597	—
UBS	11/19/2021	USD	1,279,909	MXN	25,758,675	41,300	—
UBS	11/19/2021	SGD	1,539,126	USD	1,134,508	—	(1,084)
UBS	11/19/2021	CAD	696,848	USD	554,702	—	(4,569)
UBS	11/19/2021	GBP	75,652	USD	104,256	—	(2,319)
UBS	11/19/2021	JPY	4,098,000	USD	37,341	—	(507)
UBS	12/16/2021	USD	15,096,544	EUR	12,865,282	168,905	—
UBS	12/16/2021	USD	8,122,216	JPY	899,074,121	37,857	—
UBS	12/16/2021	USD	9,578,847	NOK	82,726,565	121,648	—
UBS	12/16/2021	USD	169,341	SEK	1,454,464	3,065	—
UBS	12/16/2021	USD	156,998	SGD	210,718	1,834	—
UBS	12/16/2021	HKD	5,299,624	USD	680,873	39	—
UBS	12/16/2021	JPY	1,485,632,780	USD	13,557,184	—	(198,565)
UBS	12/16/2021	CHF	3,572,455	USD	3,894,321	—	(53,158)
UBS	12/16/2021	TRY	648,046	USD	73,080	—	(3,112)
UBS	12/16/2021	GBP	8,315,727	USD	11,520,732	—	(314,361)
UBS	12/16/2021	MXN	236,051,409	USD	11,714,710	—	(406,524)
UBS	12/16/2021	HUF	59,214,065	USD	199,724	—	(9,384)
UBS	12/16/2021	ILS	2,838,255	USD	884,491	—	(3,458)
UBS	12/17/2021	USD	158,546	ZAR	2,290,700	8,077	—

Total						$2,928,158	$(2,439,481)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	30.0%	$456,700,577
Banks	7.9	120,382,401
U.S. Government Obligations	4.7	72,011,560
Oil, Gas & Consumable Fuels	4.2	64,663,139
U.S. Government Agency Obligations	3.6	55,173,271
Software	2.2	33,284,609
Hotels, Restaurants & Leisure	2.0	30,746,312
Pharmaceuticals	1.7	26,193,639
Construction & Engineering	1.5	22,284,175
Interactive Media & Services	1.5	22,141,338
Diversified Telecommunication Services	1.4	21,201,124
IT Services	1.4	21,163,451
Semiconductors & Semiconductor Equipment	1.4	21,154,367
Insurance	1.3	19,598,383
Capital Markets	1.3	19,557,267
Electric Utilities	1.2	18,581,781
Automobiles	1.1	17,494,737
Internet & Direct Marketing Retail	1.1	16,956,123
Technology Hardware, Storage & Peripherals	1.1	16,908,192
Health Care Equipment & Supplies	1.0	15,250,297
Equity Real Estate Investment Trusts	0.9	13,320,488
Mortgage-Backed Securities	0.8	12,757,358
Transportation Infrastructure	0.8	12,710,894
Beverages	0.8	11,587,386
Chemicals	0.7	10,748,784
Media	0.7	10,444,238
Textiles, Apparel & Luxury Goods	0.7	9,994,868
Health Care Providers & Services	0.6	9,867,766
Metals & Mining	0.6	8,882,432
Food Products	0.6	8,860,605
Specialty Retail	0.6	8,722,380
Road & Rail	0.6	8,623,554
Machinery	0.6	8,596,880
Biotechnology	0.6	8,485,251
Food & Staples Retailing	0.6	8,397,884

Transamerica Series Trust	Page 27

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Entertainment	0.5%		$8,053,995
Aerospace & Defense	0.5		7,855,625
Consumer Finance	0.5		7,732,806
Electrical Equipment	0.4		6,825,286
Industrial Conglomerates	0.4		6,484,897
Diversified Financial Services	0.4		5,905,809
Paper & Forest Products	0.4		5,844,479
Tobacco	0.4		5,626,590
Asset-Backed Securities	0.4		5,564,635
Life Sciences Tools & Services	0.3		5,139,204
Household Products	0.3		4,630,359
Professional Services	0.3		4,438,308
Wireless Telecommunication Services	0.3		4,195,691
Personal Products	0.3		3,978,418
Multi-Utilities	0.3		3,915,046
Electronic Equipment, Instruments & Components	0.2		3,315,718
Building Products	0.2		3,107,305
Air Freight & Logistics	0.2		3,062,188
Communications Equipment	0.2		2,919,575
Real Estate Management & Development	0.2		2,682,002
Multiline Retail	0.2		2,332,913
Commercial Services & Supplies	0.1		1,988,712
Trading Companies & Distributors	0.1		1,863,086
Household Durables	0.1		1,582,247
Construction Materials	0.1		1,485,784
Auto Components	0.1		1,471,923
Containers & Packaging	0.1		1,156,569
Gas Utilities	0.1		855,175
Energy Equipment & Services	0.0	(C)	594,393
Marine	0.0	(C)	570,409
Independent Power & Renewable Electricity Producers	0.0	(C)	536,814
Water Utilities	0.0	(C)	506,578
Health Care Technology	0.0	(C)	505,085
Distributors	0.0	(C)	334,756
Airlines	0.0	(C)	285,006
Leisure Products	0.0	(C)	221,518
Mortgage Real Estate Investment Trusts	0.0	(C)	135,087

Investments	89.4		1,361,151,502
Short-Term Investments	10.6		161,503,317

Total Investments	100.0%		$1,522,654,819

Transamerica Series Trust	Page 28

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$5,564,635	$—	$5,564,635
Convertible Bonds	—	9,187	192,000	201,187
Corporate Debt Securities	—	163,419,164	3,555,449	166,974,613
Foreign Government Obligations	—	456,700,577	—	456,700,577
Loan Assignments	—	164,867	—	164,867
Mortgage-Backed Securities	—	12,757,358	—	12,757,358
U.S. Government Agency Obligations	—	55,173,271	—	55,173,271
U.S. Government Obligations	—	72,011,560	—	72,011,560
Common Stocks	369,373,461	219,978,025	115,680	589,467,166
Preferred Stocks	—	2,136,268	—	2,136,268
Short-Term U.S. Government Obligations	—	599,709	—	599,709
Other Investment Company	19,592,869	—	—	19,592,869
Repurchase Agreements	—	141,310,739	—	141,310,739

Total Investments	$388,966,330	$1,129,825,360	$3,863,129	$1,522,654,819

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$7,295,261	$—	$7,295,261
Over-the-Counter Total Return Swap Agreements	—	6,818,997	—	6,818,997
Futures Contracts (W)	6,501,583	—	—	6,501,583
Forward Foreign Currency Contracts (W)	—	2,928,158	—	2,928,158

Total Other Financial Instruments	$6,501,583	$17,042,416	$—	$23,543,999

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(691,434)	$—	$(691,434)
Over-the-Counter Total Return Swap Agreements	—	(6,979,021)	—	(6,979,021)
Futures Contracts (W)	(251,390)	—	—	(251,390)
Forward Foreign Currency Contracts (W)	—	(2,439,481)	—	(2,439,481)

Total Other Financial Instruments	$(251,390)	$(10,109,936)	$—	$(10,361,326)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (Q)	$—	$—	$115,671	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $55,808,596, representing 3.8% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2021, the total value of Regulation S securities is $203,554,919, representing 13.7% of the Portfolio’s net assets.
(E)	Restricted securities. At September 30, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Convertible Bonds	REI Agro Ltd. 5.50%, 11/13/2014	05/02/2014	$395,548	$2,489	0.0	%(C)
Corporate Debt Securities	Quintis Australia Pty Ltd. PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028	07/20/2016	3,264,377	3,336,317	0.2
Corporate Debt Securities	Quintis Australia Pty Ltd. PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026	07/20/2016 - 04/01/2021	215,046	219,132	0.0	(C)
Common Stocks	Quintis Pty Ltd.	10/25/2018	1,059,498	1	0.0	(C)
Common Stocks	Fieldwood Energy, Inc.	04/11/2018	586,694	8	0.0	(C)

Total			$5,521,163	$3,557,947	0.2%

Transamerica Series Trust	Page 29

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2021, the total value of such securities is $366,054, representing less than 0.1% of the Portfolio’s net assets.
(G)	Non-income producing securities.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the total value of securities is $3,973,999, representing 0.3% of the Portfolio’s net assets.
(I)	Securities are Level 3 of the fair value hierarchy.
(J)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	All or a portion of the securities are on loan. The total value of all securities on loan is $40,918,113, collateralized by cash collateral of $19,592,869 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $22,687,224. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(L)	Perpetual maturity. The date displayed is the next call date.
(M)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(N)	All or a portion of the security represents unsettled loan commitments at September 30, 2021 where the rate will be determined at time of settlement.
(O)	Rounds to less than $1 or $(1).
(P)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(Q)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(R)	Security deemed worthless.
(S)	Rates disclosed reflect the yields at September 30, 2021.
(T)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(U)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding security valuation and pricing inputs.
(V)	Level 3 securities were not considered significant to the Portfolio.
(W)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Transamerica Series Trust	Page 30

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USCPI	USCPI U.S. Consumer Price Index

Transamerica Series Trust	Page 31

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 32

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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